UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA		19044
(Address of principal executive offices)		(Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant's telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

MONEY MARKET FUND

	Par	Value
	(000)	(000)†
CERTIFICATES OF DEPOSIT — 3.2%
Agricultural Products — 1.3%
Archer-Daniels-Midland Co.
3.950%, 04/08/08	$2,000	$1,999

Banking — 1.9%
Royal Bank of Scotland Plc
3.944%, 07/21/08	2,900	2,901

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,900)		4,900

COMMERCIAL PAPER — 27.8%
Agricultural Products — 5.6%
Archer-Daniels-Midland Co.
3.900%, 04/08/08	2,500	2,498
Cargill Global Funding
3.150%, 04/04/08	6,000	5,998
		8,496
Automobiles & Related — 1.3%
American Honda
2.200%, 04/02/08	2,000	2,000

Banking — 2.2%
Bank of Scotland Plc
2.750%, 04/02/08	450	450
4.150%, 04/02/08	650	650
2.750%, 04/07/08	170	170
2.750%, 04/09/08	200	200
2.750%, 04/14/08	100	100
3.300%, 04/14/08	512	511
Royal Bank of Scotland Group Plc
4.670%, 05/21/08	500	497
SwedBank Mortgage
3.950%, 04/04/08	800	800
		3,378
Computers & Office Equipment — 2.2%
IBM International Group
2.230%, 04/01/08	1,075	1,075
2.150%, 04/14/08	2,246	2,244
		3,319
Diversified Operations — 0.7%
Rockwell Automation
2.250%, 04/01/08	1,000	1,000

Finance — 0.5%
JPMorgan Chase & Co.
3.150%, 04/07/08	214	214
3.150%, 04/10/08	245	245
4.670%, 05/01/08	135	135
4.200%, 05/30/08	137	136
		730
Insurance — 6.6%
Aegon NV
2.500%, 05/28/08	3,000	2,988
Genworth Financial, Inc.
2.800%, 04/08/08	3,055	3,053
Massachusetts Mutual Life
2.300%, 04/11/08	4,000	3,997
		10,038

	Par	Value
	(000)	(000)†
Manufacturing — 2.7%
Eaton Corp.
3.100%, 04/01/08	$3,000	$3,000
4.250%, 04/03/08	1,000	1,000
		4,000
Oil & Gas — 2.7%
ConocoPhillips
3.800%, 04/03/08	4,000	3,999

Telecommunications — 3.3%
Verizon Communications, Inc.
3.070%, 04/01/08	5,000	5,000

TOTAL COMMERCIAL PAPER (Cost $41,960)		41,960

CORPORATE BONDS — 59.3%
Aerospace & Defense — 1.3%
General Dynamics Corp.
3.000%, 05/15/08	1,965	1,963

Banking — 18.7%
ABN Amro Bank NV
7.000%, 04/01/08	250	250
ANZ National International Ltd. 144A @
4.447%, 04/14/08▲	2,000	2,000
Bank of America Corp
6.250%, 04/01/08	265	265
3.250%, 08/15/08	100	100
Bank One Corp.
2.625%, 06/30/08	1,775	1,774
6.000%, 08/01/08	1,000	1,008
BankBoston NA
6.375%, 04/15/08	1,065	1,066
Canadian Imperial Bank of Commerce
4.375%, 07/28/08	2,000	2,003
Comerica Bank
6.000%, 10/01/08	1,000	1,011
Credit Suisse/New York NY 144A @
6.500%, 05/01/08	4,150	4,159
FleetBoston Financial Corp.
6.375%, 05/15/08	1,100	1,103
JPMorgan Chase Bank NA
6.700%, 08/15/08	186	188
PNC Funding Corp.
6.500%, 05/01/08	2,400	2,406
Republic New York Corp.
5.875%, 10/15/08	500	506
Royal Bank of Scotland Plc 144A @
4.453%, 04/11/08▲	1,600	1,600
US Bank NA
3.900%, 08/15/08	1,065	1,068
4.400%, 08/15/08	500	503
Wachovia Bank NA
4.375%, 08/15/08	2,600	2,610
Wachovia Corp.
6.400%, 04/01/08	685	685
3.500%, 08/15/08	175	175

	Par	Value
	(000)	(000)†
Banking — (continued)
Wells Fargo & Co.
3.500%, 04/04/08	$1,725	$1,725
3.120%, 08/15/08	2,000	2,001
4.000%, 08/15/08	100	100
		28,306
Chemicals — 0.2%
Praxair, Inc.
2.750%, 06/15/08	250	250

Computers & Office Equipment — 1.2%
Dell, Inc.
6.550%, 04/15/08	1,800	1,801

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.
4.300%, 08/15/08	380	381

Electronic Components & Semiconductors — 1.1%
Emerson Electric Co.
5.500%, 09/15/08	1,635	1,654

Energy Resources & Services — 0.4%
Alabama Power Co.
3.125%, 05/01/08	540	540
Pacificorp.
6.375%, 05/15/08	130	130
		670
Finance — 26.7%
AIG SunAmerica Global Financing VII 144A @
5.850%, 08/01/08	953	960
American Express Credit Corp.
3.000%, 05/16/08	4,000	3,999
American General Finance Corp.
2.750%, 06/15/08	500	499
Associates Corp. of North America
6.250%, 11/01/08	1,065	1,081
AXA Financial, Inc.
6.500%, 04/01/08	2,075	2,075
Caterpillar Financial Services Corp.
3.700%, 08/15/08	2,300	2,308
Citicorp
7.250%, 09/01/08	1,500	1,521
Credit Suisse USA, Inc.
6.500%, 04/01/08	150	150
6.500%, 06/01/08	1,000	1,005
3.210%, 06/03/08▲	605	604
HSBC Finance Corp.
6.400%, 06/17/08	4,623	4,650
6.500%, 11/15/08	306	311
International Lease Finance Corp.
4.500%, 05/01/08	2,000	2,001
4.625%, 06/02/08	1,000	999
John Deere Capital Corp.
4.308%, 04/15/08▲	5,500	5,503
JP Morgan Chase & Co.
3.625%, 05/01/08	468	468
MassMutual Global Funding II 144A @
2.550%, 07/15/08	550	548
MBNA Corp.
3.525%, 05/05/08▲	250	250
4.625%, 09/15/08	630	633

	Par	Value
	(000)	(000)†
Finance — (continued)
Merrill Lynch & Co., Inc.
7.000%, 04/27/08	$500	$501
2.900%, 06/16/08▲	365	365
Morgan Stanley
3.625%, 04/01/08	2,295	2,295
Pitney Bowes Credit Corp.
5.750%, 08/15/08	1,100	1,106
Principal Life Global Funding I 144A @
2.800%, 06/26/08	1,300	1,299
Prudential Funding LLC 144A @
6.600%, 05/15/08	5,200	5,216
		40,347
Insurance — 8.2%
Allstate Financial Global Funding 144A @
2.500%, 06/20/08	3,600	3,589
American International Group, Inc.
2.875%, 05/15/08	1,000	999
2.599%, 06/23/08 144A @▲	400	400
Chubb Corp.
3.950%, 04/01/08	250	250
5.472%, 08/16/08	3,650	3,678
Hartford Financial Services Group, Inc.
5.550%, 08/16/08	2,475	2,495
Metropolitan Life Global Funding I 144A @
2.600%, 06/19/08	1,000	998
		12,409
Retail — 1.2%
Target Corp.
5.400%, 10/01/08	125	126
5.875%, 11/01/08	1,700	1,729
		1,855
TOTAL CORPORATE BONDS (Cost $89,636)		89,636

	Number of
	Shares
SHORT-TERM INVESTMENTS — 9.7%
BlackRock Liquidity Funds TempFund - Institutional Shares	7,178,836	7,179
Evergreen Prime Cash Management Money Market Fund	7,457,806	7,458

TOTAL SHORT-TERM INVESTMENTS (Cost $14,637)		14,637

TOTAL INVESTMENTS — 100.0% (Cost $151,133) (a)		$151,133

† See Security Valuation Note.

Plc - Public Limited Company.

LLC - Limited Liability Company.

▲ Variable rate security.

@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) Also the cost for Federal income tax purposes.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative)
1 - 7 days	$47,937	31.7%	31.7%
8 - 14 days	18,448	12.2%	43.9%
15 - 30 days	8,870	5.9%	49.8%
31 - 60 days	26,739	17.7%	67.5%
61 - 90 days	14,658	9.7%	77.2%
91 - 120 days	7,225	4.8%	82.0%
121 - 150 days	18,683	12.3%	94.3%
over 150 days	8,573	5.7%	100.0%
	$151,133	100.0%

Average Weighted Maturity — 51 days

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$14,637
Level 2 - Other Significant Observable Inputs	136,496
Level 3 - Significant Unobservable Inputs	—
Total	$151,133

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

LIMITED MATURITY BOND FUND

	Par	Value
	(000)	(000)†
U.S. TREASURY OBLIGATIONS — 34.1%
U.S. Treasury Notes
5.000%, 07/31/08#	$7,500	$7,588
4.875%, 05/31/11#	5,000	5,457
3.625%, 12/31/12	6,000	6,322
4.250%, 08/15/13	6,500	7,076

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,953)		26,443

AGENCY OBLIGATIONS — 22.3%
Federal Home Loan Bank Bonds — 6.5%
3.625%, 02/08/11	5,000	5,006

Federal Home Loan Mortgage Corporation — 9.3%
3.125%, 02/12/10	2,500	2,509
3.200%, 03/10/10	4,700	4,721
		7,230
Federal National Mortgage Association — 6.5%
4.358%, 12/01/33▲	1,620	1,615
3.500%, 04/01/34▲	874	864
5.984%, 07/01/36▲	1,111	1,135
6.082%, 09/01/36▲	1,391	1,435
		5,049
TOTAL AGENCY OBLIGATIONS (Cost $17,221)		17,285

ASSET BACKED SECURITIES — 5.4%
Bear Stearns Mortgage Funding Trust
4.949%, 10/25/36▲	966	376
Enterprise Mortgage Acceptance Co. LLC 144A @
6.630%, 01/15/25	1,255	1,108
6.223%, 01/15/27▲	1,244	935
Equity One ABS, Inc.
4.145%, 04/25/34▲	24	21
FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	214	219
Green Tree Financial Corp.
7.650%, 04/15/19	277	286
7.250%, 09/15/26	180	186
6.500%, 02/01/31	507	509
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34▲	50	47
SACO I, Inc. 144A @
5.389%, 06/25/35▲	1,000	500

TOTAL ASSET BACKED SECURITIES (Cost $4,851)		4,187

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.4%
Asset Securitization Corp.
7.400%, 10/13/26	93	94
Banc of America Commercial Mortgage, Inc.
5.023%, 11/10/42▲	2,660	2,617
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	374	376
5.576%, 03/11/39▲	1,030	1,023
5.395%, 12/11/40	1,500	1,481
4.521%, 11/11/41	1,000	964
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	1,100	1,048

	Par	Value
	(000)	(000)†
First Horizon Asset Securities, Inc.
6.000%, 08/25/37	$1,424	$1,359
JP Morgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	517	518
4.545%, 01/15/42	1,500	1,449
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,601	1,589
Nationslink Funding Corp.
7.229%, 06/20/31 ▲	27	27
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	216	217

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,978)		12,762

CORPORATE BONDS — 0.7%
Food & Beverages — 0.7%
General Mills, Inc.
5.650%, 09/10/12
(Cost $503)	500	520

MUNICIPAL BONDS — 1.8%
Oregon State Facilities Authority
7.250%, 08/01/34 ▲	552	552
Wisconsin Health & Educational Facilities Authority
9.830%, 08/15/34 ▲	825	825

TOTAL MUNICIPAL BONDS (Cost $1,377)		1,377

	Number of
	Shares
SHORT-TERM INVESTMENTS — 4.0%
BlackRock Liquidity Funds TempFund - Institutional Shares	2,635,244	2,635
Evergreen Prime Cash Management Money Market Fund	514,638	515

TOTAL SHORT-TERM INVESTMENTS (Cost $3,150)		3,150

	Par
	(000)
SECURITIES LENDING COLLATERAL— 15.3%
Bank of Montreal Time Deposit
2.500%, 04/01/08	282	282
Barclays Time Deposit
2.990%, 04/01/08	282	282
CS First Boston Time Deposit
2.500%, 04/01/08	563	563
Dexia Time Deposit
3.200%, 04/01/08	281	281
Fed Funds
2.000%, 04/01/08	845	845
Institutional Money Market Trust
3.262%, 04/01/08	8,943	8,943
National Bank of Canada Time Deposit
2.750%, 04/01/08	676	676

Value
(000)†
TOTAL SECURITIES LENDING COLLATERAL (Cost $11,872)	$11,872

TOTAL INVESTMENTS —- 100.0% (Cost $77,905) (a)	$77,596

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

LLC - Limited Liability Company.

▲ Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2008, the cost for Federal income tax purposes was $77,905,259.  Net unrealized depreciation was $308,704.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $637,099 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $945,803.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$3,150
Level 2 - Other Significant Observable Inputs	74,446
Level 3 - Significant Unobservable Inputs	—
Total	$77,596

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

QUALITY BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 13.0%
Aerospace & Defense — 0.5%
United Technologies Corp.
5.400%, 05/01/35	$1,000	$946

Agricultural Products — 0.4%
Cargill, Inc. 144A @
6.125%, 09/15/36	1,000	907

Broadcast/Media — 0.6%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,237

Computer Services, Software & Systems — 0.5%
Fiserv, Inc.
6.800%, 11/20/17	1,000	1,034

Computers & Office Equipment — 0.5%
International Business Machines Corp.
6.500%, 01/15/28	1,000	1,051

Consumer Products — 0.5%
Kimberly-Clark Corp.
6.625%, 08/01/37	1,000	1,095

Energy Resources & Services — 1.7%
Commonwealth Edison Co.
6.150%, 09/15/17	500	513
Enel Finance International SA 144A @
6.250%, 09/15/17	1,000	1,038
Pacificorp.
5.750%, 04/01/37	1,000	943
6.250%, 10/15/37	1,000	1,010
		3,504
Electronic Components & Semiconductors — 1.3%
Fisher Scientific International, Inc.
6.125%, 07/01/15	450	448
Koninklijke Philips Electronics NV
6.875%, 03/11/38	2,000	2,133
		2,581
Finance — 1.4%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	999
5.875%, 01/14/38	1,000	964
Unilever Capital Corp.
5.900%, 11/15/32	1,000	1,019
		2,982
Insurance — 0.8%
AXA SA 144A @
6.379%, 12/14/49▲	2,000	1,612

Machinery & Heavy Equipment — 0.5%
Atlas Copco AB 144A @
5.600%, 05/22/17	1,000	998

Manufacturing — 1.0%
Siemens Financieringsmaatschappij NV 144A @
6.125%, 08/17/26	2,000	1,953

	Par	Value
	(000)	(000)†
Oil & Gas — 0.9%
DCP Midstream LLC 144A @
6.750%, 09/15/37	$1,000	$977
Nakilat, Inc. 144A @
6.067%, 12/31/33	1,000	909
		1,886
Pharmaceuticals — 2.0%
Genentech, Inc.
5.250%, 07/15/35	1,000	925
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	940
Merck & Co., Inc.
6.400%, 03/01/28	2,000	2,177
		4,042
Retail — 0.4%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	885

TOTAL CORPORATE BONDS (Cost $26,732)		26,713

U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Notes
3.875%, 10/31/12#	6,500	6,910
3.625%, 05/15/13	18,000	19,011
8.875%, 08/15/17	10,000	14,245

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,363)		40,166

AGENCY OBLIGATIONS — 25.0%
Federal Home Loan Mortgage Corporation — 9.9%
5.815%, 05/01/37▲	4,627	4,710
6.070%, 06/01/37▲	2,238	2,306
5.631%, 08/01/37▲	2,937	2,988
5.961%, 10/01/37▲	5,275	5,370
5.961%, 10/01/37▲	4,910	4,994
		20,368
Federal National Mortgage Association — 15.1%
3.500%, 04/01/34▲	2,623	2,591
5.988%, 07/01/36▲	3,704	3,783
5.965%, 08/01/36▲	3,753	3,867
6.081%, 09/01/36▲	4,637	4,783
5.623%, 12/01/36▲	4,035	4,103
6.164%, 05/01/37▲	2,203	2,277
5.717%, 11/01/37▲	4,981	5,060
5.500%, 02/01/48	4,695	4,685
		31,149
Government National Mortgage Association — 0.0%
9.000%, 10/15/30	9	10
9.000%, 11/15/30	58	64
		74
TOTAL AGENCY OBLIGATIONS (Cost $51,166)		51,591

	Par	Value
	(000)	(000)†
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.7%
Atherton Franchisee Loan Funding 144A @
7.230%, 04/15/12	$1,034	$1,087
Banc of America Commercial Mortgage, Inc.
4.989%, 11/10/42▲	10,000	9,839
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	3,934
5.395%, 12/11/40	5,000	4,937
4.674%, 06/11/41	5,710	5,509
4.521%, 11/11/41	5,000	4,819
Citigroup Commercial Mortgage Trust
5.700%, 12/10/49▲	5,000	4,961
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	3,429
First Horizon Asset Securities, Inc.
6.000%, 08/25/37	3,000	2,863
JP Morgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	2,067	2,072
4.545%, 01/15/42	5,000	4,830
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,401	2,384
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	4,840
National City Mortgage Capital Trust
6.000%, 03/25/38	4,944	4,735
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	862	866

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,546)		61,105

ASSET BACKED SECURITIES — 5.4%
Bear Stearns Mortgage Funding Trust
2.759%, 10/25/36▲	1,932	752
Enterprise Mortgage Acceptance Co. LLC 144A @
6.630%, 01/15/25	3,980	3,515
6.258%, 01/15/27▲	2,485	1,866
FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	1,566	1,604
Green Tree Financial Corp.
7.240%, 11/15/28▲	785	286
Railcar Leasing LLC 144A @
7.125%, 01/15/13	1,584	1,639
SACO I, Inc. 144A @
3.199%, 06/25/35▲	3,000	1,500

TOTAL ASSET BACKED SECURITIES (Cost $12,958)		11,162

MUNICIPAL BOND — 2.4%
City of Lakeland, Florida
9.970%, 10/01/37▲
(Cost $5,000)	5,000	5,000

	Number of
	Shares
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds TempFund - Institutional Shares	3,580,158	3,580
Evergreen Prime Cash Management Money Market Fund	109,724	110

Value
(000)†
TOTAL SHORT-TERM INVESTMENTS (Cost $3,690)	$3,690

	Par
	(000)
SECURITIES LENDING COLLATERAL — 3.2%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$158	158
Barclays Time Deposit
2.990%, 04/01/08	158	158
CS First Boston Time Deposit
2.500%, 04/01/08	315	315
Dexia Time Deposit
3.200%, 04/01/08	158	158
Fed Funds
2.000%, 04/01/08	473	473
Institutional Money Market Trust
3.262%, 04/01/08	5,005	5,005
National Bank of Canada Time Deposit
2.750%, 04/01/08	378	378

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,645)		6,645

TOTAL INVESTMENTS — 100.0% (Cost $207,100) (a)		$206,072

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

CONV — Convertible Security.

LLC — Limited Liability Company.

▲Variable rate security.

@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2008, the cost for Federal income tax purposes was $207,099,612.  Net unrealized depreciation was $1,027,745.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,338,181 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,365,926.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$3,690
Level 2 - Other Significant Observable Inputs	202,382
Level 3 - Significant Unobservable Inputs	—
Total	$206,072

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 94.8%
Advertising — 0.8%
Affinity Group, Inc. PIK^
10.875%, 02/15/12	$97	$88
Lamar Media Corp.
6.625%, 08/15/15	300	264
6.625%, 08/15/15	125	110
Visant Corp.
7.625%, 10/01/12	175	170
		632
Aerospace & Defense — 1.6%
GenCorp, Inc.^
9.500%, 08/15/13	600	595
L-3 Communications Corp.
6.375%, 10/15/15	450	440
TransDigm, Inc.
7.750%, 07/15/14	200	200
		1,235
Agricultural Products — 0.1%
Reynolds American, Inc.
7.250%, 06/01/13	100	106

Automobiles & Related — 2.8%
Accuride Corp.
8.500%, 02/01/15	275	224
Allison Transmission, Inc. 144A @ PIK
11.250%, 11/01/15	500	420
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	125	103
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	75	57
General Motors Corp.
7.200%, 01/15/11	325	271
7.700%, 04/15/16	300	219
Tenneco, Inc.
8.625%, 11/15/14	275	270
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	235	246
TRW Automotive, Inc. 144A @
7.000%, 03/15/14	125	115
7.250%, 03/15/17	225	205
United Components, Inc.
9.375%, 06/15/13	100	92
		2,222
Banking — 0.2%
FBOP Corp. 144A @^
10.000%, 01/15/09	150	156

Broadcast/Media — 7.1%
Allbritton Communications Co.
7.750%, 12/15/12	425	416
Barrington Broadcasting Group LLC
10.500%, 08/15/14	125	111
Bonten Media Acquisition Co. 144A @ PIK^
9.000%, 06/01/15	150	116
Cablevision Systems Corp.
9.644%, 04/01/09▲	225	223
CanWest MediaWorks, Inc.
8.000%, 09/15/12	287	273
Clear Channel Communications, Inc.
4.250%, 05/15/09	150	145
6.250%, 03/15/11	475	419

	Par	Value
	(000)	(000)†
Broadcast/Media — (continued)
CSC Holdings, Inc.
7.250%, 07/15/08	$100	$100
8.125%, 07/15/09	50	51
7.625%, 07/15/18	50	46
DirecTV Holdings LLC
8.375%, 03/15/13	350	355
Echostar DBS Corp.
7.000%, 10/01/13	25	24
6.625%, 10/01/14	250	227
Idearc, Inc.
8.000%, 11/15/16	275	178
ION Media Networks, Inc. CONV^
11.000%, 07/31/13	1	0
Kabel Deutschland GmbH
10.625%, 07/01/14	200	196
Lighthouse International Co. SA 144A @
8.000%, 04/30/14	275	339
LIN Television Corp. CONV
2.500%, 05/15/33	38	37
Mediacom Broadband LLC
8.500%, 10/15/15	250	210
Nexstar Broadcasting, Inc.
7.000%, 01/15/14	150	129
Nexstar Finance Holdings LLC STEP
10.239%, 04/01/13	300	291
Nielsen Finance LLC
10.000%, 08/01/14	100	100
R.H. Donnelley Corp.
6.875%, 01/15/13	575	351
8.875%, 10/15/17 144A @	275	172
Shaw Communications, Inc.
8.250%, 04/11/10	75	78
Sinclair Television Group, Inc
8.000%, 03/15/12	311	314
TL Acquisition, Inc. 144A @ STEP
13.250%, 07/15/15+	300	214
Univision Communications, Inc. 144A @ PIK
9.750%, 03/15/15	300	182
Videotron Ltee
6.875%, 01/15/14	300	277
6.375%, 12/15/15	50	44
XM Satellite Radio, Inc.
9.750%, 05/01/14	25	24
		5,642
Building & Building Supplies — 1.2%
Associated Materials, Inc. STEP
12.523%, 03/01/14	125	85
Builders FirstSource, Inc.
9.119%, 02/15/12▲	175	122
Gibraltar Industries, Inc.
8.000%, 12/01/15	450	365
Texas Industries, Inc.
7.250%, 07/15/13	275	267
U.S. Concrete, Inc.
8.375%, 04/01/14	100	78
		917
Chemicals — 0.8%
Hercules, Inc.
6.750%, 10/15/29	150	141
Ineos Group Holdings Plc 144A @
8.500%, 02/15/16	200	155

	Par	Value
	(000)	(000)†
Chemicals — (continued)
Nalco Co.
7.750%, 11/15/11	$150	$152
Terra Capital, Inc.
7.000%, 02/01/17	150	148
		596
Computer Services, Software & Systems — 2.2%
First Data Corp. 144A @
9.875%, 09/24/15	875	720
FTD, Inc.
7.750%, 02/15/14	294	259
Serena Software, Inc.
10.375%, 03/15/16	75	69
SS&C Technologies, Inc.
11.750%, 12/01/13	75	74
Sungard Data Systems, Inc.
9.125%, 08/15/13	475	480
Unisys Corp.
6.875%, 03/15/10	75	71
12.500%, 01/15/16	100	98
		1,771
Computers & Office Equipment — 0.5%
Interface, Inc.
10.375%, 02/01/10	350	366
9.500%, 02/01/14	25	26
		392
Consumer Products — 1.1%
ACCO Brands Corp.
7.625%, 08/15/15	175	155
Simmons Co.
7.875%, 01/15/14	100	82
Visant Holding Corp. STEP
9.854%, 12/01/13+	550	514
Yankee Acquisition Corp.
8.500%, 02/15/15	175	141
		892
Containers — 2.1%
AEP Industries, Inc.
7.875%, 03/15/13	225	205
Ball Corp.
6.875%, 12/15/12	75	76
Berry Plastics Holding Corp.
8.866%, 09/15/14▲	75	59
8.875%, 09/15/14	50	44
BWAY Corp.
10.000%, 10/15/10	250	241
Clondalkin Acquisition BV 144A @ ▲
6.991%, 12/15/13	150	123
Owens Brockway Glass Container, Inc.
8.250%, 05/15/13	100	103
6.750%, 12/01/14	300	299
Plastipak Holdings, Inc. 144A @
8.500%, 12/15/15	150	136
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/12	100	91
8.000%, 03/15/17	150	126
Stone Container Finance
7.375%, 07/15/14	175	145
		1,648

	Par	Value
	(000)	(000)†
Electronic Components & Semiconductors — 2.5%
Avago Technologies Ltd.
10.125%, 12/01/13	$200	$211
Celestica, Inc.
7.875%, 07/01/11	225	221
Flextronics International Ltd.
6.500%, 05/15/13	150	143
6.250%, 11/15/14	100	92
Freescale Semiconductor, Inc.
6.675%, 12/15/14▲	200	138
8.875%, 12/15/14	400	313
General Cable Corp.
7.606%, 04/01/15▲	100	86
7.125%, 04/01/17	125	119
NXP BV
7.993%, 10/15/13▲	250	206
9.500%, 10/15/15	100	82
Sanmina-SCI Corp. 144A @ ▲
7.741%, 06/15/10	104	101
Spansion, Inc. 144A @
11.250%, 01/15/16	125	76
STATS ChipPAC Ltd.
6.750%, 11/15/11	100	101
Superior Essex Communications LLC
9.000%, 04/15/12	125	120
		2,009
Energy Resources & Services — 7.7%
Alpha Natural Resources LLC
10.000%, 06/01/12	200	209
Arch Western Finance LLC
6.750%, 07/01/13	175	175
CMS Energy Corp.
8.500%, 04/15/11	50	53
Energy Future Holdings Corp. 144A @
10.875%, 11/01/17	675	682
11.250%, 11/01/17 PIK	700	693
Foundation PA Coal Co.
7.250%, 08/01/14	425	421
International Coal Group, Inc.
10.250%, 07/15/14	50	48
Mirant Americas Generation LLC
8.300%, 05/01/11	225	229
Mirant North America LLC
7.375%, 12/31/13	175	177
NRG Energy, Inc.
7.250%, 02/01/14	100	99
7.375%, 02/01/16	775	760
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	328
Peabody Energy Corp.
7.375%, 11/01/16	300	310
4.750%, 12/15/41 CONV	175	199
Reliant Energy, Inc.
7.625%, 06/15/14	250	248
6.750%, 12/15/14	150	153
7.875%, 06/15/17	150	149
Sierra Pacific Resources^
7.803%, 06/15/12	25	26
Texas Competitive Electric Holdings Co. LLC 144A @
10.250%, 11/01/15	650	648

	Par	Value
	(000)	(000)†
Energy Resources & Services — (continued)
The AES Corp.
9.375%, 09/15/10	$150	$159
8.875%, 02/15/11	300	314
		6,080
Engineering & Construction — 0.7%
Dycom Industries, Inc.
8.125%, 10/15/15	175	165
Esco Corp. 144A @
8.625%, 12/15/13	325	315
6.675%, 12/15/13^▲	100	86
		566
Entertainment & Leisure — 2.0%
AMC Entertainment, Inc.
11.000%, 02/01/16	100	94
Fontainebleau Las Vegas Holdings LLC 144A @
10.250%, 06/15/15	150	106
Leslie’s Poolmart
7.750%, 02/01/13	275	250
Pinnacle Entertainment, Inc.
8.250%, 03/15/12	250	236
Pokagon Gaming Authority 144A @^
10.375%, 06/15/14	326	344
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	300	265
Speedway Motorsports, Inc.
6.750%, 06/01/13	50	49
Travelport LLC
9.749%, 09/01/14▲	50	41
11.875%, 09/01/16	200	170
		1,555
Finance — 6.7%
AAC Group Holding Corp. STEP^
10.755%, 10/01/12+	150	121
Chukchansi Economic Development Authority 144A @^
8.238%, 11/15/12▲	125	108
Ford Motor Credit Co. LLC
7.375%, 10/28/09	525	478
8.708%, 04/15/12▲	750	705
GMAC LLC
5.625%, 05/15/09	425	387
6.875%, 08/28/12	950	722
Hawker Beechcraft Acquisition Co. LLC
8.500%, 04/01/15	400	411
8.875%, 04/01/15 PIK	125	128
9.750%, 04/01/17	75	75
Icahn Enterprises LP
8.125%, 06/01/12	25	24
7.125%, 02/15/13	250	227
iPayment Investors LP 144A @ PIK^
12.750%, 07/15/14	211	210
KAR Holdings, Inc.
8.911%, 05/01/14▲	125	103
10.000%, 05/01/15	375	324
Local TV Finance LLC 144A @ PIK
9.250%, 06/15/15	125	100
Nuveen Investments, Inc.
5.500%, 09/15/15	375	242
10.500%, 11/15/15 144A @	225	193
Rainbow National Services LLC 144A @
8.750%, 09/01/12	75	77
Smurfit Kappa Funding Plc
7.750%, 04/01/15	125	109

	Par	Value
	(000)	(000)†
Finance — (continued)
Susser Holdings LLC
10.625%, 12/15/13	$123	$126
UCI Holdco, Inc. PIK ▲
12.491%, 12/15/13	204	177
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	300	289
		5,336
Food & Beverages — 0.7%
B&G Foods, Inc.
8.000%, 10/01/11	275	266
Del Monte Corp.
8.625%, 12/15/12	275	280
		546
Healthcare Products — 0.7%
Bausch & Lomb, Inc. 144A @
9.875%, 11/01/15	375	382
Invacare Corp.
9.750%, 02/15/15	50	50
Universal Hospital Services, Inc.
8.288%, 06/01/15▲	125	111
8.500%, 06/01/15 PIK	50	50
		593
Healthcare Services — 5.4%
Centene Corp.
7.250%, 04/01/14	200	186
Community Health Systems, Inc.
8.875%, 07/15/15	975	979
CRC Health Corp.
10.750%, 02/01/16	100	94
DaVita, Inc.
6.625%, 03/15/13	175	170
7.250%, 03/15/15	375	366
HCA, Inc.
9.250%, 11/15/16	1,225	1,271
9.625%, 11/15/16 PIK	25	26
Health Management Associates, Inc.
6.125%, 04/15/16	625	528
IASIS Healthcare LLC
8.750%, 06/15/14	125	124
U.S. Oncology Holdings, Inc. PIK ▲
10.759%, 03/15/12	154	119
U.S. Oncology, Inc.
9.000%, 08/15/12	100	99
10.750%, 08/15/14	100	99
United Surgical Partners International, Inc.
8.875%, 05/01/17	225	211
		4,272
Hotels & Gaming — 2.4%
Caesars Entertainment, Inc.
7.875%, 03/15/10	300	281
Harrah’s Operating Co., Inc.
5.500%, 07/01/10	398	348
Little Traverse Bay Bands of Odawa Indians 144A @^
10.250%, 02/15/14	125	126
MGM Mirage
8.500%, 09/15/10	400	413
MTR Gaming Group, Inc.
9.750%, 04/01/10	50	48
9.000%, 06/01/12	100	87

	Par	Value
	(000)	(000)†
Hotels & Gaming — (continued)
San Pasqual Casino 144A @
8.000%, 09/15/13	$25	$23
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	575	553
		1,879
Hotels & Resorts — 0.2%
Gaylord Entertainment Co.
6.750%, 11/15/14	150	131

Insurance — 1.0%
Alliant Holdings I, Inc. 144A @
11.000%, 05/01/15	75	60
HUB International Holdings, Inc. 144A @
9.000%, 12/15/14	400	312
10.250%, 06/15/15	300	219
USI Holdings Corp. 144A @
8.744%, 11/15/14▲	125	90
9.750%, 05/15/15	125	90
		771
Machinery & Heavy Equipment — 0.7%
Columbus McKinnon Corp.
8.875%, 11/01/13	300	310
Stewart & Stevenson LLC
10.000%, 07/15/14	200	192
Terex Corp.
7.375%, 01/15/14	75	74
		576
Manufacturing — 3.2%
AGY Holding Corp. 144A @
11.000%, 11/15/14	125	113
American Railcar Industries, Inc.
7.500%, 03/01/14	300	264
Bombardier, Inc. 144A @
6.750%, 05/01/12	50	50
6.300%, 05/01/14	200	190
7.450%, 05/01/34	200	187
Harland Clarke Holdings Corp.▲
7.815%, 05/15/15	325	201
Koppers Holdings, Inc. STEP
8.655%, 11/15/14+	350	304
Koppers, Inc.
9.875%, 10/15/13	100	105
RBS Global, Inc.
9.500%, 08/01/14	575	538
11.750%, 08/01/16	50	43
Sally Holdings LLC
9.250%, 11/15/14	225	224
10.500%, 11/15/16	25	23
SPX Corp. 144A @
7.625%, 12/15/14	200	206
Trinity Industries, Inc.
6.500%, 03/15/14	125	121
		2,569
Metal Fabricate/Hardware — 0.2%
Metals USA, Inc.
11.125%, 12/01/15	200	196

	Par	Value
	(000)	(000)†
Metals & Mining — 3.5%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	$250	$264
8.375%, 04/01/17	1,525	1,618
Novelis, Inc.
7.250%, 02/15/15	225	199
PNA Group, Inc.
10.750%, 09/01/16	225	196
Ryerson, Inc. 144A @
12.000%, 11/01/15	175	165
Steel Dynamics, Inc.
6.750%, 04/01/15	150	147
Tube City IMS Corp.
9.750%, 02/01/15	175	154
		2,743
Oil & Gas — 8.8%
Chesapeake Energy Corp.
6.500%, 08/15/17	400	386
6.875%, 11/15/20	450	436
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	25	25
7.750%, 05/15/17	375	381
Complete Production Services, Inc.
8.000%, 12/15/16	300	288
Compton Petroleum Finance Corp
7.625%, 12/01/13	350	335
Copano Energy LLC
8.125%, 03/01/16	275	285
Denbury Resources, Inc.
7.500%, 04/01/13	200	205
7.500%, 12/15/15	75	77
Dynegy Holdings, Inc.
7.500%, 06/01/15	375	352
7.750%, 06/01/19	575	538
Encore Acquisition Co.
6.250%, 04/15/14	50	46
7.250%, 12/01/17	275	263
Energy Partners Ltd.
9.750%, 04/15/14	150	124
Forest Oil Corp.
7.250%, 06/15/19	475	483
Hilcorp Energy I LP 144A @
7.750%, 11/01/15	350	328
Key Energy Services, Inc. 144A @
8.375%, 12/01/14	100	100
OPTI Canada, Inc.
7.875%, 12/15/14	250	244
8.250%, 12/15/14	75	74
PetroHawk Energy Corp.
9.125%, 07/15/13	250	257
Plains Exploration & Production Co.
7.000%, 03/15/17	300	288
Range Resources Corp.
6.375%, 03/15/15	200	196
7.500%, 05/15/16	150	154
7.500%, 10/01/17	225	231
Sabine Pass LNG LP
7.500%, 11/30/16	250	241
Southwestern Energy Co. 144A @
7.500%, 02/01/18	200	207
Venoco, Inc.
8.750%, 12/15/11	100	91

	Par	Value
	(000)	(000)†
Oil & Gas — (continued)
W&T Offshore, Inc. 144A @
8.250%, 06/15/14	$25	$23
Williams Cos., Inc.
8.125%, 03/15/12	75	82
7.500%, 01/15/31	150	156
7.750%, 06/15/31	50	53
		6,949
Paper & Related Products — 2.8%
Boise Cascade LLC
7.125%, 10/15/14	325	303
Domtar Corp.
5.375%, 12/01/13	75	66
7.125%, 08/15/15	300	283
9.500%, 08/01/16	25	25
Georgia-Pacific LLC
8.125%, 05/15/11	150	149
7.000%, 01/15/15 144A @	200	188
7.700%, 06/15/15	275	258
7.125%, 01/15/17 144A @	250	231
NewPage Corp.
10.000%, 05/01/12	125	127
10.000%, 05/01/12 144A @	50	51
12.000%, 05/01/13	175	175
Rock-Tenn Co.
8.200%, 08/15/11	125	128
9.250%, 03/15/16 144A @	125	129
Verso Paper Holdings LLC▲
8.661%, 08/01/14	150	127
		2,240
Pharmaceuticals — 0.5%
Omnicare, Inc.
6.750%, 12/15/13	100	89
6.875%, 12/15/15	350	305
		394
Real Estate Investment Trust — 1.1%
BF Saul REIT
7.500%, 03/01/14	150	133
Felcor Lodging LP
8.500%, 06/01/11	125	122
Host Hotels & Resorts LP
6.750%, 06/01/16	450	421
Ventas Realty LP
6.500%, 06/01/16	200	193
		869
Restaurants — 0.8%
O’Charley’s, Inc.
9.000%, 11/01/13	200	182
OSI Restaurant Partners, Inc. 144A @
10.000%, 06/15/15	425	268
Perkins & Marie Callender’s, Inc.
10.000%, 10/01/13	175	108
Real Mex Restaurants, Inc.^
10.000%, 04/01/10	125	115
		673
Retail — 3.4%
AmeriGas Partners LP
7.250%, 05/20/15	150	148
7.125%, 05/20/16	325	318
AutoNation, Inc.▲
7.243%, 04/15/13	75	62
Collective Brands, Inc.
8.250%, 08/01/13	25	22

	Par	Value
	(000)	(000)†
Retail — (continued)
Couche-Tard U.S. LP
7.500%, 12/15/13	$325	$324
Ferrellgas Escrow LLC
6.750%, 05/01/14	175	171
Ferrellgas Partners LP
8.750%, 06/15/12	400	407
GameStop Corp.
8.000%, 10/01/12	500	529
Neiman-Marcus Group, Inc. PIK
9.000%, 10/15/15	275	275
Penske Auto Group, Inc.
7.750%, 12/15/16	75	65
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/14	300	200
The Pantry, Inc.
7.750%, 02/15/14	200	176
		2,697
Services - Commercial — 4.4%
ARAMARK Corp.
5.000%, 06/01/12	200	174
8.411%, 02/01/15▲	275	243
Deluxe Corp.
7.375%, 06/01/15	200	187
Education Management LLC
8.750%, 06/01/14	200	169
10.250%, 06/01/16	300	238
FTI Consulting, Inc.
7.625%, 06/15/13	200	205
7.750%, 10/01/16	225	233
iPayment, Inc.
9.750%, 05/15/14	225	200
Mac-Gray Corp.
7.625%, 08/15/15	300	285
Mobile Services Group, Inc.
9.750%, 08/01/14	275	257
RSC Equipment Rental, Inc.
9.500%, 12/01/14	225	188
Sunstate Equipment Co. LLC 144A @
10.500%, 04/01/13	225	173
The Hertz Corp.
8.875%, 01/01/14	325	308
10.500%, 01/01/16	125	117
United Rentals North America, Inc.
6.500%, 02/15/12	225	204
7.750%, 11/15/13	100	82
Valassis Communications, Inc.
8.250%, 03/01/15	250	206
		3,469
Telecommunications — 11.2%
Alltel Corp.
7.000%, 07/01/12	250	200
American Tower Corp.
3.000%, 08/15/12 CONV	75	147
7.125%, 10/15/12	100	102
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	214
Canadian Satellite Radio Holdings, Inc.^
12.750%, 02/15/14	125	118
Centennial Cellular Operating Co.
10.125%, 06/15/13	125	123
Centennial Communications Corp.
10.000%, 01/01/13	275	256

	Par	Value
	(000)	(000)†
Telecommunications — (continued)
Citizens Communications Co.
6.625%, 03/15/15	$25	$23
7.125%, 03/15/19	700	612
9.000%, 08/15/31	625	547
Cricket Communications, Inc.
9.375%, 11/01/14	475	450
Digicel Group Ltd. 144A @
8.875%, 01/15/15	250	209
Digicel Ltd. 144A @
9.250%, 09/01/12	400	397
GCI, Inc.
7.250%, 02/15/14	225	186
Intelsat Corp.
9.000%, 08/15/14	262	264
Intelsat Subsidiary Holding Co. Ltd.
8.250%, 01/15/13	125	126
iPCS, Inc.
7.036%, 05/01/13▲	225	173
8.161%, 05/01/14 PIK ▲	200	154
Level 3 Communications, Inc. CONV
6.000%, 09/15/09	52	46
6.000%, 03/15/10	48	39
Local Insight Regatta Holdings, Inc. 144A @
11.000%, 12/01/17	225	137
Lucent Technologies, Inc.
6.500%, 01/15/28	150	107
6.450%, 03/15/29	25	18
MetroPCS Wireless, Inc.
9.250%, 11/01/14	550	506
Nordic Telephone Co. Holdings ApS 144A @
8.875%, 05/01/16	425	412
Nortel Networks Ltd.
8.508%, 07/15/11▲	425	364
10.125%, 07/15/13	50	46
PAETEC Holding Corp.
9.500%, 07/15/15	300	276
Qwest Communications International, Inc.
7.500%, 02/15/14	450	423
Qwest Corp.
7.875%, 09/01/11	100	100
8.875%, 03/15/12	225	230
6.050%, 06/15/13▲	225	202
Sprint Capital Corp.
7.625%, 01/30/11	300	278
Sprint Nextel Corp.
6.000%, 12/01/16	100	78
Time Warner Telecom Holdings, Inc.
9.250%, 02/15/14	100	101
Valor Telecommunications Enterprises Finance Corp.
7.750%, 02/15/15	150	153
West Corp.
9.500%, 10/15/14	250	224
Wind Acquisition Finance SA 144A @
10.750%, 12/01/15	325	332
Windstream Corp.
8.625%, 08/01/16	500	491
		8,864

	Par	Value
	(000)	(000)†
Textiles & Apparel — 0.5%
Invista 144A @
9.250%, 05/01/12	$250	$256
Rafaella Apparel Group, Inc.
11.250%, 06/15/11	201	151
		407
Transportation & Related Services — 1.4%
Bristow Group Inc.
6.125%, 06/15/13	225	216
7.500%, 09/15/17	250	251
CHC Helicopter Corp.
7.375%, 05/01/14	75	75
Continental Airlines, Inc.
8.750%, 12/01/11	250	194
Delta Airlines, Inc.^ ^^
7.900%, 12/15/09	275	8
Greenbrier Cos., Inc.
8.375%, 05/15/15	225	212
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	100	103
Swift Transportation Co., Inc. 144A @
12.500%, 05/15/17	150	61
		1,120
Waste Management — 1.4%
Allied Waste North America, Inc.
7.875%, 04/15/13	125	129
7.250%, 03/15/15	175	175
6.875%, 06/01/17	400	392
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	391
		1,087
Wholesale Distributor — 0.4%
Nebraska Book Co., Inc.
8.625%, 03/15/12	375	336

TOTAL CORPORATE BONDS (Cost $80,099)		75,136

	Number of
	Shares
COMMON STOCK — 1.1%
Broadcast/Media — 0.1%
XM Satellite Radio Holdings, Inc., Class A*	5,675	66

Electronic Components & Semiconductors — 0.2%
General Cable Corp.*	3,400	201

Entertainment & Leisure — 0.1%
Lakes Entertainment, Inc.*	12,500	55

Food & Beverages — 0.2%
B&G Foods, Inc.	8,900	169

Retail — 0.0%
Great Atlantic & Pacific Tea Co.*	198	5

Telecommunications — 0.5%
Crown Castle International Corp.*	4,800	166
GeoEye, Inc.*^	3,277	85
Loral Space & Communications, Inc.*	6,163	147
		398

	Number of	Value
	Shares	(000)†
Textiles & Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$4

TOTAL COMMON STOCKS (Cost $1,259)		898

PREFERRED STOCK — 1.5%
Automobiles & Related — 0.2%
General Motors Corp. CONV	7,300	167

Banking — 0.3%
Bank of America Corp. CONV	200	207

Broadcast/Media — 0.2%
Spanish Broadcasting System, Inc. PIK^	178	124

Finance — 0.4%
Citigroup, Inc. CONV	4,750	226
Merrill Lynch & Co., Inc. CONV*	1	80
		306
Telecommunications — 0.4%
Lucent Technologies Capital Trust I CONV	500	350

TOTAL PREFERRED STOCKS (Cost $1,384)		1,154

WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	10,264	2
Anvil Holdings, Inc., Class B*^	9,238	5
GeoEye Inc.*^	612	10
iPCS, Inc. 144A @*^	300	—
MDP Acquisitions Plc 144A @*^	100	6
Pathmark Stores, Inc.*^	2,350	—

TOTAL WARRANTS (Cost $90)		23

SHORT-TERM INVESTMENTS — 2.6%
T. Rowe Price Reserve Investment Fund
(Cost $2,080)	2,080,051	2,080

TOTAL INVESTMENTS — 100.0% (Cost $84,912) (a)		$79,291

† See Security Valuation Note.

* Non-Income Producing Security.

CONV- Convertible Security.

Plc - Public Limited Company.

LLC - Limited Liability Company.

PIK - Payment in Kind Security.

STEP - Step Coupon Bond.

^^ Defaulted Security.

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at March 31, 2008 is $2,453,000.

▲Variable Rate Security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2008, the cost for Federal income tax purposes was $85,037,501.  Net unrealized depreciation was $5,746,406.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $473,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,219,669.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$4,075
Level 2 - Other Significant Observable Inputs	75,136
Level 3 - Significant Unobservable Inputs	80
Total	$79,291

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/2007	$—
Transfers in and/or out of Level 3	80
Balance as of 3/31/2008	$80

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)†
COMMON STOCKS — 66.0%
Automobiles & Related — 1.3%
TRW Automotive Holdings Corp.*	260,600	$6,090
WABCO Holdings, Inc.	273,800	12,491
		18,581
Banking — 1.1%
First Horizon National Corp.#	190,100	2,663
SunTrust Banks, Inc.#	242,400	13,366
		16,029
Broadcast/Media — 4.8%
Cablevision Systems Corp., Class A*	766,300	16,422
DISH Network Corp., Class A*	136,300	3,916
The McGraw-Hill Cos., Inc.	130,600	4,826
Time Warner, Inc.	2,340,200	32,810
Time Warner Cable, Inc., Class A*#	460,800	11,511
		69,485
Computer Services, Software & Systems — 0.6%
Microsoft Corp.	311,700	8,846

Computers & Office Equipment — 1.4%
Dell, Inc.*#	1,017,100	20,261

Consumer Products — 2.2%
Avery Dennison Corp.	58,500	2,881
Fortune Brands, Inc.	219,200	15,234
Newell Rubbermaid, Inc.	626,300	14,323
		32,438
Cosmetics & Toiletries — 0.7%
Procter & Gamble Co.	146,000	10,230

Electronic Components & Semiconductors — 2.9%
Tyco Electronics Ltd.	928,725	31,874
Xilinx, Inc.	401,000	9,524
		41,398
Energy Resources & Services — 3.7%
Centerpoint Energy, Inc.	355,700	5,076
Dynegy, Inc., Class A*#	493,900	3,897
Entergy Corp.	17,900	1,953
Great Plains Energy, Inc.	119,600	2,948
PG&E Corp.	358,200	13,189
PPL Corp.	309,400	14,208
Reliant Energy, Inc.*	57,800	1,367
Xcel Energy, Inc.	559,000	11,152
		53,790
Finance — 3.0%
Ameriprise Financial, Inc.	325,100	16,856
Lazard Ltd., Class A	800	31
Merrill Lynch & Co., Inc.	307,200	12,515
Morgan Stanley	309,300	14,135
		43,537
Food & Beverages — 3.3%
Anheuser-Busch Cos., Inc.	372,600	17,680
General Mills, Inc.	308,914	18,498
Kraft Foods, Inc., Class A	358,100	11,105
		47,283
Healthcare Products — 2.2%
Baxter International, Inc.	147,200	8,511
Covidien Ltd.	523,625	23,170
		31,681
Hotels & Resorts — 0.6%
Marriott International, Inc., Class A	233,500	8,023

	Number	Value
	of Shares	(000)†
Insurance — 4.2%
American International Group, Inc.	218,900	$9,467
AON Corp.	455,500	18,311
Genworth Financial, Inc., Class A	592,043	13,404
White Mountains Insurance Group Ltd.	39,400	18,912
		60,094
Manufacturing — 9.3%
3M Co.#	72,800	5,762
Danaher Corp.#	434,700	33,050
General Electric Co.	1,054,400	39,023
Honeywell International, Inc.	87,500	4,937
Illinois Tool Works, Inc.	381,900	18,419
ITT Corp.	169,600	8,787
Tyco International Ltd.	554,825	24,440
		134,418
Oil & Gas — 8.2%
BJ Services Co.#	489,500	13,956
CNX Gas Corp.*	369,000	11,911
Exxon Mobil Corp.	433,600	36,674
Murphy Oil Corp.	196,900	16,173
Sempra Energy	348,200	18,552
Sunoco, Inc.#	177,400	9,308
Total SA ADR	158,900	11,760
		118,334
Paper & Related Products — 0.8%
International Paper Co.	442,400	12,033

Pharmaceuticals — 3.5%
Cardinal Health, Inc.	261,800	13,747
Merck & Co., Inc.	12,300	467
Millipore Corp.*#	67,100	4,523
Pfizer, Inc.	874,000	18,293
Wyeth	325,600	13,597
		50,627
Real Estate — 0.5%
The St. Joe Co.#	161,700	6,942

Retail — 5.4%
CVS Caremark Corp.	198,000	8,021
Home Depot, Inc.	258,800	7,239
Kohl’s Corp.*	203,000	8,707
Lowe’s Cos., Inc.#	842,300	19,322
TJX Cos., Inc.	417,900	13,820
Wal-Mart Stores, Inc.	401,700	21,162
		78,271
Services - Commercial — 2.7%
H&R Block, Inc.#	1,123,600	23,326
The Western Union Co.	761,600	16,199
		39,525
Telecommunications — 3.5%
Alcatel-Lucent ADR	1,337,500	7,704
AT&T, Inc.	889,575	34,071
Sprint Nextel Corp.	1,429,500	9,563
		51,338
Transportation & Related Services — 0.1%
Southwest Airlines Co.	78,000	967

TOTAL COMMON STOCKS (Cost $927,487)		954,131

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 10.9%
Aerospace & Defense — 0.2%
Litton Industries, Inc.
8.000%, 10/15/09	$2,320	$2,496

Apartments — 0.4%
UDR, Inc. CONV#
4.000%, 12/15/35	6,000	6,232

Broadcast/Media — 1.8%
Clear Channel Communications, Inc.
4.250%, 05/15/09	275	267
Comcast Corp.
5.500%, 03/15/11	930	937
CSC Holdings, Inc.
7.250%, 07/15/08	5,710	5,710
Echostar DBS Corp.
5.750%, 10/01/08	7,390	7,353
Liberty Media LLC CONV
3.500%, 01/15/31	9,060	5,490
Time Warner, Inc.
3.300%, 11/13/09▲	5,575	5,338
Viacom, Inc.
3.150%, 06/16/09▲	1,860	1,823
		26,918
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.
3.476%, 09/03/09▲	3,720	3,723
Xerox Corp.
9.750%, 01/15/09	4,355	4,525
		8,248
Consumer Products — 0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	930	931

Cosmetics & Toiletries — 0.1%
Avon Products, Inc.
7.150%, 11/15/09	930	986

Electronic Components & Semiconductors — 1.1%
Linear Technology Corp. CONV#
3.000%, 05/01/27	2,315	2,170
Microchip Technology, Inc. 144A @ CONV^
2.125%, 12/15/37	3,222	3,504
Newport Corp. CONV
2.500%, 02/15/12 144A @^	1,531	1,257
2.500%, 02/15/12	2,399	1,970
Xilinx, Inc. CONV#
3.125%, 03/15/37	7,400	6,678
		15,579
Energy Resources & Services — 0.5%
Duke Energy Ohio, Inc.
5.700%, 09/15/12	3,222	3,387
Peabody Energy Corp. CONV
4.750%, 12/15/36	2,400	2,724
Southern Power Co.
6.250%, 07/15/12	1,860	1,999
		8,110

	Par	Value
	(000)	(000)†
Finance — 0.4%
Ford Motor Credit Co. LLC
8.708%, 04/15/12▲	$1,350	$1,269
GMAC LLC
5.625%, 05/15/09	375	342
IBM International Group Capital LLC
3.646%, 07/29/09▲	1,860	1,865
Teco Finance, Inc. 144A @^
7.000%, 05/01/12	1,675	1,806
		5,282
Food & Beverages — 0.2%
HJ Heinz Finance Co.
6.625%, 07/15/11	930	990
Kraft Foods, Inc.
4.125%, 11/12/09	1,670	1,673
		2,663
Healthcare Products — 0.3%
Henry Schein, Inc. CONV
3.000%, 08/15/34	3,223	4,363

Healthcare Services — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	5,003	4,077

Hotels & Gaming — 0.2%
MGM Mirage
6.000%, 10/01/09	3,250	3,226

Insurance — 0.4%
Marsh & McLennan Cos., Inc.
7.125%, 06/15/09	850	865
USF&G Corp. CONV
1.375%, 03/03/09+	4,784	4,491
		5,356
Manufacturing — 0.0%
Actuant Corp. CONV
2.000%, 11/15/23	272	427

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
8.394%, 04/01/15▲	4,975	4,888
Newmont Mining Corp. 144A @ CONV^
1.250%, 07/15/14	1,179	1,432
1.625%, 07/15/17	528	645
		6,965
Mixed Industrial/Office — 0.0%
Kilroy Realty LP 144A @ CONV^
3.250%, 04/15/12	557	453

Oil & Gas — 1.7%
Oil States International, Inc. CONV
2.375%, 07/01/25	6,444	10,101
Schlumberger Ltd. CONV
1.500%, 06/01/23	2,934	7,045
2.125%, 06/01/23	1,810	3,989
Williams Cos., Inc.
8.125%, 03/15/12	2,800	3,059
		24,194

	Par	Value
	(000)	(000)†
Pharmaceuticals — 1.0%
Invitrogen Corp. CONV
3.250%, 06/15/25	$2,967	$3,249
IVAX Corp. CONV
4.500%, 05/15/08	315	327
Millipore Corp. CONV
3.750%, 06/01/26	4,554	4,662
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	5,692	4,731
Wyeth
6.950%, 03/15/11	930	1,005
		13,974
Regional Malls — 0.1%
General Growth Properties, Inc. 144A @ CONV^
3.980%, 04/15/27	2,725	2,153

Retail — 0.2%
Group 1 Automotive, Inc. CONV STEP
2.250%, 06/15/36	395	252
Penske Auto Group, Inc.
7.750%, 12/15/16	150	130
The Kroger Co.
6.800%, 04/01/11	925	984
Wal-Mart Stores, Inc.
4.125%, 07/01/10	1,860	1,912
		3,278
Telecommunications — 0.7%
American Tower Corp.
7.500%, 05/01/12	75	77
7.125%, 10/15/12	1,425	1,457
Lucent Technologies, Inc. CONV
2.875%, 06/15/23	4,020	3,563
2.875%, 06/15/25	5,931	4,552
		9,649
Waste Management — 0.1%
Waste Management, Inc.
7.375%, 08/01/10	1,630	1,717

TOTAL CORPORATE BONDS (Cost $151,559)		157,277

	Par
	(000)
LOAN AGREEMENTS — 0.5%
Cable Operators — 0.1%
CSC Holdings, Inc.^ ‡
6.896%, 05/02/14	1,247	1,162

Electric - Integrated — 0.2%
Texas Competitive Electric Holdings Co. LLC - Tranche B-1^‡
6.569%, 10/10/14	3,500	3,169

Entertainment & Leisure — 0.0%
Cedar Fair LP^‡
5.122%, 08/30/12	749	690

Paper & Related Products — 0.2%
Georgia-Pacific Corp.^‡
4.890%, 12/20/12	2,500	2,313

TOTAL LOAN AGREEMENTS (Cost $7,330)		7,334

	Number	Value
	of Shares	(000)†
PREFERRED STOCKS — 3.7%
Banking — 0.3%
Bank of America Corp. CONV	3,600	$3,719

Consumer Products — 0.9%
Newell Financial Trust I CONV	299,300	13,394

Energy Resources & Services — 0.5%
NRG Energy, Inc. CONV*	3,300	6,612

Finance — 1.3%
Affiliated Managers Group, Inc. CONV	163,900	6,874
Citigroup, Inc. CONV	54,000	2,564
Federal National Mortgage Association CONV#	70	4,681
Merrill Lynch & Co., Inc. CONV^	62	4,974
		19,093
Insurance — 0.4%
Aspen Insurance Holdings Ltd. CONV	131,100	6,489

Telecommunications — 0.3%
Crown Castle International Corp. CONV	37,100	2,041
Lucent Technologies Capital Trust I CONV	3,839	2,687
		4,728
TOTAL PREFERRED STOCKS (Cost $56,602)		54,035

	Number of
	Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Automatic Data Processing, Inc., $50, 01/16/10	43	11
Danaher Corp., $80, 01/16/10	46	48
International Paper Co., $35, 01/16/10	47	7
Johnson & Johnson, $65, 01/16/10	141	86
Johnson & Johnson, $70, 01/16/10	87	36
Northrop Grumman Corp., $80, 01/16/10	17	16
WellPoint, Inc., $50, 01/16/10	144	101

TOTAL PURCHASED OPTIONS (Cost $325)		305

	Number of
	Shares
SHORT-TERM INVESTMENTS — 12.8%
T. Rowe Price Reserve Investment Fund (Cost $184,195)	184,195,219	184,195

	Par
	(000)
SECURITIES LENDING COLLATERAL —6.3%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$1,665	1,665
Barclays Time Deposit
2.990%, 04/01/08	1,665	1,665
CS First Boston Time Deposit
2.500%, 04/01/08	3,329	3,329
Dexia Time Deposit
3.200%, 04/01/08	1,665	1,665
Fed Funds
2.000%, 04/01/08	4,994	4,994

	Par	Value
	(000)	(000)†
Institutional Money Market Trust
3.262%, 04/01/08	$73,189	$73,189
National Bank of Canada Time Deposit
2.750%, 04/01/08	3,995	3,995

TOTAL SECURITIES LENDING COLLATERAL (Cost $90,502)		90,502

	Number of
	Contracts
WRITTEN OPTIONS — (0.2%)
Call Options — (0.2%)
3M Co., $90, 01/17/09	(422)	(125)
AON Corp., $50, 01/17/09	(805)	(81)
Baxter International, Inc., $70, 01/17/09	(587)	(94)
BJ Services Co., $30, 01/17/09	(1,180)	(378)
CVS Caremark Corp., $45, 01/17/09	(833)	(208)
CVS Caremark Corp., $50, 01/17/09	(833)	(100)
General Electric Co., $40, 01/17/09	(1,000)	(210)
General Electric Co., $42.5, 01/17/09	(910)	(118)
General Mills, Inc., $65, 01/17/09	(1,140)	(228)
H&R Block, Inc., $25, 01/17/09	(55)	(7)
Kraft Foods, Inc., $35, 01/16/09	(2,200)	(251)
Pfizer, Inc., $25, 01/17/09	(2,508)	(120)
Proctor & Gamble Co., $75, 01/17/09	(664)	(199)
TJX Cos., Inc., $35, 01/17/09	(1,070)	(342)
Wal-Mart Stores, Inc., $55, 01/17/09	(683)	(280)
Wal-Mart Stores, Inc., $55, 01/17/09	(640)	(262)
Wal-Mart Stores, Inc., $60, 01/17/09	(683)	(149)

TOTAL WRITTEN OPTIONS (Premiums received $(3,004))		(3,152)

TOTAL INVESTMENTS —- 100.0% (Cost $1,414,996)		$1,444,627

† See Security Valuation Note.
* Non-Income Producing Security.
# Security position is either entirely or partially on loan.
ADR - American Depository Receipt.
CONV - Convertible Security.
Plc - Public Limited Company.
LLC - Limited Liability Company.
+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
^ Illiquid security. The total market value of illiquid securities at March 31, 2008 is $23,558,000.
▲ Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

‡ Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2008. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(a) At March 31, 2008, the cost for Federal income tax purposes was $1,421,079,744. Net unrealized appreciation was $23,547,377. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $98,681,670 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $75,134,293.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$1,155,620
Level 2 - Other Significant Observable Inputs	284,033
Level 3 - Significant Unobservable Inputs	4,974
Total	$1,444,627

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/2007	$—
Transfers in and/or out of Level 3	4,974
Balance as of 3/31/2008	$4,974

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

GROWTH STOCK FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 92.2%
Aerospace & Defense — 0.9%
General Dynamics Corp.	15,600	$1,301

Banking — 2.1%
Northern Trust Corp.	10,500	698
State Street Corp.#	29,400	2,323
		3,021
Broadcast/Media — 3.7%
Naspers Ltd.	41,500	722
Rogers Communications, Inc., Class B#	37,700	1,354
Shaw Communications, Inc., Class B	39,200	713
The McGraw-Hill Cos., Inc.	70,200	2,594
		5,383
Chemicals — 2.3%
Monsanto Co.	15,600	1,739
Praxair, Inc.	19,200	1,617
		3,356
Computer Services, Software & Systems — 9.9%
Amazon.com, Inc.*	21,500	1,533
Autodesk, Inc.*#	34,200	1,077
B2W Companhia Global Do Varejo	9,500	324
Electronic Arts, Inc.*	19,800	988
Expedia, Inc.*	47,077	1,031
Google, Inc., Class A*	8,500	3,744
Infosys Technologies Ltd. ADR	12,800	458
McAfee, Inc.*	3,200	106
Microsoft Corp.	114,475	3,249
Tencent Holdings Ltd.	57,200	326
VeriSign, Inc.*#	47,200	1,569
		14,405
Computers & Office Equipment — 2.9%
Apple, Inc.*	21,300	3,057
Dell, Inc.*#	34,500	687
EMC Corp.*	37,500	538
		4,282
Consumer Products — 0.4%
Reckitt Benckiser Group Plc	10,400	576

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	26,412	1,851

Electronic Components & Semiconductors — 2.1%
Dolby Laboratories, Inc., Class A*	15,900	577
Hon Hai Precision Industry Co. Ltd. GDR	79,200	891
Intel Corp.#	31,800	674
Marvell Technology Group Ltd.*	79,400	864
		3,006
Energy Resources & Services — 1.4%
Schneider Electric SA	8,764	1,134
The AES Corp.*	54,300	905
		2,039
Engineering & Construction — 1.4%
Foster Wheeler Ltd.*	21,300	1,206
McDermott International, Inc.*	16,200	888
		2,094
Entertainment — 2.3%
International Game Technology	25,000	1,005
Nintendo Co. Ltd.	4,700	2,424
		3,429

	Number of	Value
	Shares	(000)†
Finance — 3.8%
BlackRock, Inc.#	3,300	$674
Bovespa Holding SA	85,500	1,157
CME Group, Inc.	1,800	844
Franklin Resources, Inc.	13,100	1,271
Redecard SA	23,600	388
The Charles Schwab Corp.	26,900	507
The Goldman Sachs Group, Inc.	4,500	744
		5,585
Food & Beverages — 2.9%
Groupe Danone	9,634	861
InBev NV	9,278	816
Nestle SA	773	386
PepsiCo, Inc.	16,100	1,162
SYSCO Corp.	34,800	1,010
		4,235
Healthcare Products — 5.5%
Alcon, Inc.	6,600	939
Becton, Dickinson Co.	12,300	1,056
Covidien Ltd.	24,950	1,104
Intuitive Surgical, Inc.*	1,300	422
Medtronic, Inc.	39,000	1,886
St. Jude Medical, Inc.*	18,600	803
Stryker Corp.	13,700	891
Zimmer Holdings, Inc.*	12,500	973
		8,074
Healthcare Services — 4.2%
Aetna, Inc.	39,700	1,671
CIGNA Corp.	27,500	1,116
Humana, Inc.*	11,000	493
Laboratory Corp. of America Holdings*	18,700	1,378
WellPoint, Inc.*	34,400	1,518
		6,176
Hotels & Gaming — 0.8%
Las Vegas Sands Corp.*	15,300	1,127
MGM Mirage*	1,528	90
		1,217
Hotels & Resorts — 0.4%
Marriott International, Inc., Class A	15,300	526

Insurance — 0.9%
Assurant, Inc.	14,500	882
Prudential Financial, Inc.	5,800	454
		1,336
Machinery & Heavy Equipment — 0.8%
Deere & Co.	7,200	579
Joy Global, Inc.	8,900	580
		1,159
Manufacturing — 4.3%
Danaher Corp.	51,600	3,923
General Electric Co.	65,300	2,417
		6,340
Metals & Mining — 2.5%
BHP Billiton Ltd.	52,695	1,725
Freeport-McMoRan Copper & Gold, Inc.	10,500	1,010
Kinross Gold Corp.	40,600	898
		3,633
Oil & Gas — 9.6%
Baker Hughes, Inc.	21,900	1,500
Chevron Corp.	8,200	700
EOG Resources, Inc.	11,900	1,428
Exxon Mobil Corp.	23,400	1,979
Murphy Oil Corp.	9,500	780

	Number of	Value
	Shares	(000)†
Oil & Gas — (continued)
Petroleo Brasileiro SA ADR	14,000	$1,186
Schlumberger Ltd.	46,200	4,019
Suncor Energy, Inc.	5,900	568
Total SA	25,248	1,875
		14,035
Pharmaceuticals — 5.7%
Allergan, Inc.#	21,300	1,201
Celgene Corp.*	8,600	527
Genentech, Inc.*	23,000	1,867
Gilead Sciences, Inc.*	46,300	2,386
Medco Health Solutions, Inc.*	14,500	635
Merck & Co., Inc.	13,100	497
Roche Holding AG	3,746	705
Schering-Plough Corp.	31,200	450
		8,268
Restaurants — 1.3%
Yum! Brands, Inc.	50,000	1,860

Retail — 5.1%
Bed Bath & Beyond, Inc.*	16,800	496
Costco Wholesale Corp.	20,200	1,312
CVS Caremark Corp.	87,979	3,564
Kohl’s Corp.*	12,500	536
Lojas Renner SA	17,000	316
Walgreen Co.	14,400	548
Whole Foods Market, Inc.#	21,600	712
		7,484
Services - Commercial — 4.4%
Accenture Ltd., Class A	46,500	1,635
Automatic Data Processing, Inc.	36,400	1,543
Mastercard, Inc., Class A#	3,200	714
McKesson Corp.	14,700	770
Moody’s Corp.#	19,900	693
Visa, Inc., Class A*	16,800	1,048
		6,403
Telecommunications — 8.5%
Amdocs Ltd.*#	17,700	502
America Movil S.A.B. de C.V., Series L ADR	34,400	2,191
American Tower Corp., Class A*	41,800	1,639
Cisco Systems, Inc.*	69,700	1,679
Corning, Inc.#	62,400	1,500
Crown Castle International Corp.*	60,800	2,097
Juniper Networks, Inc.*	34,000	850
Leap Wireless International, Inc.*#	8,700	405
MetroPCS Communications, Inc.*	13,400	228
QUALCOMM, Inc.	33,400	1,369
		12,460
Transportation & Related Services — 0.6%
Expeditors International of Washington, Inc.	19,400	876

Wholesale Distibutors — 0.2%
Fastenal Co.#	7,000	322

TOTAL COMMON STOCKS
(Cost $127,067)		134,732

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	578,105	$578
BlackRock Liquidity Funds TempFund - Institutional Shares	578,105	578
T. Rowe Price Reserve Investment Fund	363,523	364

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,520)		1,520

	Par
	(000)
SECURITIES LENDING COLLATERAL — 6.8%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$172	172
Barclays Time Deposit
2.990%, 04/01/08	172	172
Citigroup Variable Rate Master Note
3.100%, 04/01/08	633	633
CS First Boston Time Deposit
2.500%, 04/01/08	344	344
Dexia Time Deposit
3.200%, 04/01/08	172	172
Fed Funds
2.000%, 04/01/08	576	576
Institutional Money Market Trust
3.262%, 04/01/08	7,394	7,394
National Bank of Canada Time Deposit
2.750%, 04/01/08	412	412

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,875)		9,875

TOTAL INVESTMENTS —- 100.0%
(Cost $138,462) (a)		$146,127

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Plc - Public Limited Company

(a) At March 31, 2008, the cost for Federal income tax purposes was $138,554,210.  Net unrealized appreciation was $7,572,576.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,364,088 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,791,512.

	% of Market	Value
	Value	(000)†
COMMON STOCKS
COUNTRY DIVERSIFICATION
United States	81.4%	$109,662
France	2.9%	3,870
Canada	2.6%	3,533
Brazil	2.5%	3,371
Japan	1.8%	2,424
Mexico	1.6%	2,191
Switzerland	1.5%	2,030
Australia	1.3%	1,725
Bermuda	1.2%	1,635
Taiwan	0.7%	891
Belgium	0.6%	816
South Africa	0.5%	722
United Kingdom	0.4%	576
Guernsey	0.4%	502
India	0.3%	458
China	0.3%	326
	100.0%	$134,732

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$136,252
Level 2 - Other Significant Observable Inputs	9,875
Level 3 - Significant Unobservable Inputs	—
Total	$146,127

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

LARGE CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 86.1%
Agricultural Products — 1.1%
Archer-Daniels-Midland Co.#	45,100	$1,856
Philip Morris International, Inc.*	9,700	491
		2,347
Air Transportation — 0.4%
Delta Air Lines, Inc.*	91,300	785

Banking — 9.9%
Bank of America Corp.#	91,760	3,479
Capital One Financial Corp.	25,300	1,245
PNC Financial Services Group, Inc.	47,800	3,134
SunTrust Banks, Inc.#	29,700	1,638
The Bank of New York Mellon Corp.	154,573	6,450
Wachovia Corp.	33,700	910
Wells Fargo & Co.#	157,400	4,580
		21,436
Broadcast/Media — 0.4%
News Corp., Class B	43,200	823

Chemicals — 2.2%
Monsanto Co.	29,700	3,312
Praxair, Inc.	17,400	1,466
		4,778
Computer Services, Software & Systems — 5.7%
IAC/InterActiveCorp*	230,800	4,791
Microsoft Corp.	165,600	4,700
Oracle Corp.*	147,100	2,877
		12,368
Computers & Office Equipment — 2.3%
Hewlett-Packard Co.	48,900	2,233
Sun Microsystems, Inc.*	177,550	2,757
		4,990
Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	9,700	756
Procter & Gamble Co.	41,863	2,933
		3,689
Electronic Components & Semiconductors — 1.6%
Avnet, Inc.*	6,300	206
Emerson Electric Co.	65,900	3,391
		3,597
Energy Resources & Services — 2.0%
Peabody Energy Corp.	9,300	474
PG&E Corp.	51,100	1,882
PPL Corp.	12,300	565
Progress Energy, Inc.	32,100	1,339
		4,260
Finance — 7.6%
Federal National Mortgage Association	134,800	3,548
JPMorgan Chase & Co.	168,200	7,224
Merrill Lynch & Co., Inc.#	104,000	4,237
The Charles Schwab Corp.	78,700	1,482
		16,491
Food & Beverages — 6.6%
Coca-Cola Enterprises, Inc.#	200,321	4,848
ConAgra Foods, Inc.	15,400	369
General Mills, Inc.	25,200	1,509
Kellogg Co.	3,700	195
Kraft Foods, Inc., Class A	153,900	4,772
The Coca-Cola Co.	31,300	1,905
Wm. Wrigley Jr. Co.	12,100	760
		14,358

	Number of	Value
	Shares	(000)†
Healthcare Products — 1.9%
Boston Scientific Corp.*#	258,100	$3,322
Covidien Ltd.	9,700	429
Medtronic, Inc.	8,300	401
		4,152
Insurance — 3.2%
American International Group, Inc.	48,610	2,102
AON Corp.	81,000	3,256
MetLife, Inc.	7,300	440
Prudential Financial, Inc.	15,500	1,213
		7,011
Manufacturing — 4.7%
Eaton Corp.	14,444	1,151
General Electric Co.	223,000	8,253
Honeywell International, Inc.	13,000	733
		10,137
Metals & Mining — 3.2%
Barrick Gold Corp.	70,600	3,068
BHP Billiton Ltd. ADR#	12,900	849
Freeport-McMoRan Copper & Gold, Inc.	32,500	3,127
		7,044
Oil & Gas — 9.7%
Chevron Corp.	29,100	2,484
Devon Energy Corp.	21,900	2,285
El Paso Corp.	39,400	656
EOG Resources, Inc.	11,300	1,356
Exxon Mobil Corp.#	90,400	7,646
Halliburton Co.	14,700	578
Occidental Petroleum Corp.	9,900	724
Schlumberger Ltd.	18,300	1,592
Smith International, Inc.	22,000	1,413
Spectra Energy Corp.	38,200	869
XTO Energy, Inc.	22,075	1,366
		20,969
Pharmaceuticals — 7.1%
Abbott Laboratories	93,400	5,151
Amgen, Inc.*	39,300	1,642
Eli Lilly & Co.	47,500	2,451
Mylan, Inc.#	34,600	401
Teva Pharmaceutical Industries Ltd. ADR#	89,500	4,134
Wyeth	39,000	1,629
		15,408
Retail — 7.1%
Costco Wholesale Corp.	3,200	208
CVS Caremark Corp.	50,200	2,034
Home Depot, Inc.	34,300	959
J. Crew Group, Inc.*#	52,000	2,297
Staples, Inc.	24,000	531
SUPERVALU, Inc.	41,005	1,229
The Kroger Co.#	120,100	3,051
Wal-Mart Stores, Inc.	96,400	5,078
		15,387
Services - Commercial — 1.5%
Hertz Global Holdings, Inc.*#	189,669	2,287
The Western Union Co.	49,400	1,051
		3,338
Telecommunications — 3.8%
AT&T, Inc.	122,497	4,692
Corning, Inc.	31,500	757
Juniper Networks, Inc.*	28,100	703
QUALCOMM, Inc.	51,300	2,103
		8,255

	Number of	Value
	Shares	(000)†
Transportation & Related Services — 1.6%
Canadian National Railway Co.	11,700	$565
United Parcel Service, Inc., Class B	41,300	3,016
		3,581
Waste Management — 0.8%
Waste Management, Inc.	49,072	1,647

TOTAL COMMON STOCKS (Cost $186,077)		186,851

PREFERRED STOCKS — 0.3%
Pharmaceuticals — 0.3%
Mylan, Inc. (Cost $697)	697	602

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,716,302	1,717
BlackRock Liquidity Funds TempFund - Institutional Shares	1,716,302	1,716

TOTAL SHORT-TERM INVESTMENTS (Cost $3,433)		3,433

	Par
	(000)
SECURITIES LENDING COLLATERAL— 12.0%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$450	450
Barclays Time Deposit
2.990%, 04/01/08	450	450
CS First Boston Time Deposit
2.500%, 04/01/08	900	900
Dexia Time Deposit
3.200%, 04/01/08	450	450
Fed Funds
2.000%, 04/01/08	1,351	1,351
Institutional Money Market Trust
3.262%, 04/01/08	21,496	21,496
National Bank of Canada Time Deposit
2.750%, 04/01/08	1,081	1,081

TOTAL SECURITIES LENDING COLLATERAL (Cost $26,178)		26,178

TOTAL INVESTMENTS — 100.0% (Cost $216,385) (a)		$217,064

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2008, the cost for Federal income tax purposes was $217,061,960.  Net unrealized appreciation was $1,719.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,705,760 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,704,041.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$190,886
Level 2 - Other Significant Observable Inputs	26,178
Level 3 - Significant Unobservable Inputs	—
Total	$217,064

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

LARGE CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 78.3%
Aerospace & Defense — 3.7%
BE Aerospace, Inc.*	5,724	$200
Lockheed Martin Corp.#	4,891	486
United Technologies Corp.	7,251	499
		1,185
Agricultural Products — 2.3%
Altria Group, Inc.	7,702	171
Loews Corp.- Carolina Group	2,558	186
Philip Morris International, Inc.*	7,702	390
		747
Automobiles & Related — 0.6%
Johnson Controls, Inc.	6,051	204

Banking — 0.9%
The Bank of New York Mellon Corp.	7,264	303

Broadcast/Media — 2.3%
Discovery Holding Co., Class A*	9,534	202
The Walt Disney Co.#	17,402	546
		748
Building & Real Estate — 0.6%
Chicago Bridge & Iron Co. NV	4,925	193

Chemicals — 1.3%
Ecolab, Inc.	2,744	119
Monsanto Co.	1,445	161
Praxair, Inc.	1,651	139
		419
Computer Services, Software & Systems — 7.6%
BMC Software, Inc.*#	6,412	208
eBay, Inc.*	14,099	421
Google, Inc., Class A*#	1,340	590
Microsoft Corp.	35,810	1,016
Oracle Corp.*	11,157	218
		2,453
Computers & Office Equipment — 5.9%
Apple, Inc.*#	3,637	522
EMC Corp.*	13,429	193
Hewlett-Packard Co.#	13,733	627
International Business Machines Corp.	4,961	571
		1,913
Containers — 0.4%
Crown Holdings, Inc.*	5,616	141

Cosmetics & Toiletries — 0.8%
Alberto-Culver Co.	7,809	214
Procter & Gamble Co.	808	57
		271
Electronic Components & Semiconductors — 5.9%
Altera Corp.	7,946	146
Avnet, Inc.*	6,137	201
Energizer Holdings, Inc.*	2,285	207
Intel Corp.#	31,061	658
MEMC Electronic Materials, Inc.*	2,049	145
NVIDIA Corp.*	5,891	117
Texas Instruments, Inc.	7,037	199
Thermo Fisher Scientific, Inc.*	4,188	238
		1,911

	Number of	Value
	Shares	(000)†
Energy Resources & Services — 1.8%
Exelon Corp.	2,418	$196
Peabody Energy Corp.	3,876	198
Reliant Energy, Inc.*	8,438	200
		594
Finance — 2.9%
BlackRock, Inc.#	992	203
IntercontinentalExchange, Inc.*	1,592	208
Morgan Stanley	8,024	367
The Goldman Sachs Group, Inc.#	892	148
		926
Food & Beverages — 2.5%
PepsiCo, Inc.	10,181	735
The Coca-Cola Co.	1,143	70
		805
Healthcare Products — 3.9%
Baxter International, Inc.	6,503	376
Becton, Dickinson & Co.	2,410	207
C.R. Bard, Inc.	2,192	211
DENTSPLY International, Inc.	5,243	202
Johnson & Johnson	4,184	271
		1,267
Healthcare Services — 1.9%
Aetna, Inc.	7,474	315
Medco Health Solutions, Inc.*	4,261	187
WellPoint, Inc.*	2,672	118
		620
Hotels & Gaming — 0.5%
MGM Mirage, Inc.*	2,526	148

Insurance — 0.6%
Prudential Financial, Inc.	2,639	206

Machinery & Heavy Equipment — 0.6%
Deere & Co.	2,435	196

Manufacturing — 1.6%
Honeywell International, Inc.	8,869	500

Metals & Mining — 0.9%
Allegheny Technologies, Inc.#	1,821	130
Freeport-McMoRan Copper & Gold, Inc.	1,508	145
		275
Oil & Gas — 6.1%
Cameron International Corp.*	5,244	218
Exxon Mobil Corp.	4,117	348
National-Oilwell Varco, Inc.*#	3,418	200
Noble Energy, Inc.	2,910	212
Pride International, Inc.*	6,674	233
Schlumberger Ltd.	6,665	580
Valero Energy Corp.	3,669	180
		1,971
Pharmaceuticals — 5.0%
Abbott Laboratories	458	25
Celgene Corp.*	3,768	231
Gilead Sciences, Inc.*#	8,763	452
Merck & Co., Inc.	13,617	517
Schering-Plough Corp.	12,987	187
Teva Pharmaceutical Industries Ltd. ADR	4,550	210
		1,622
Restaurants — 0.7%
Yum! Brands, Inc.	6,006	223

	Number of	Value
	Shares	(000)†
Retail — 5.7%
Costco Wholesale Corp.	4,024	$261
CVS Caremark Corp.#	6,860	278
Dollar Tree, Inc.*#	8,148	225
GameStop Corp., Class A*	4,199	217
Guess?, Inc.	5,897	239
Kohl’s Corp.*	4,782	205
The Kroger Co.#	8,221	209
TJX Cos., Inc.#	6,693	221
		1,855
Services - Commercial — 3.0%
Accenture Ltd., Class A	6,284	221
Apollo Group, Inc., Class A*#	2,732	118
Manpower, Inc.	3,797	214
Mastercard, Inc., Class A#	1,001	223
McKesson Corp.	3,479	182
		958
Telecommunications — 3.8%
Cisco Systems, Inc.*	36,721	885
Harris Corp.	3,888	189
Telephone & Data Systems, Inc.	3,964	156
		1,230
Textiles & Apparel — 1.9%
Nike, Inc., Class B	8,769	596

Transportation & Related Services — 2.0%
Expeditors International of Washington, Inc.	5,126	232
Union Pacific Corp.	3,185	399
		631
Waste Management — 0.6%
Republic Services, Inc.	7,092	207

TOTAL COMMON STOCKS (Cost $25,831)		25,318

EXCHANGE TRADED FUNDS — 0.8%
iShares Dow Jones US Real Estate Index Fund (Cost $257)	3,915	255

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	292,056	292
BlackRock Liquidity Funds TempFund - Institutional Shares	292,056	292

TOTAL SHORT-TERM INVESTMENTS (Cost $584)		584

	Par
	(000)
SECURITIES LENDING COLLATERAL — 19.1%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$61	61
Barclays Time Deposit
2.990%, 04/01/08	61	61
Citigroup Variable Rate Master Note
3.100%, 04/01/08	181	181
CS First Boston Time Deposit
2.500%, 04/01/08	123	123

	Par	Value
	(000)	(000)†
Dexia Time Deposit
3.200%, 04/01/08	$61	$61
Fed Funds
2.000%, 04/01/08	201	201
Institutional Money Market Trust
3.262%, 04/01/08	5,329	5,329
National Bank Of Canada Time Deposit
2.750%, 04/01/08	147	147

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,164)		6,164

TOTAL INVESTMENTS — 100.0% (Cost $32,836) (a)		$32,321

† See Note 1 to  Financial Statements.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2008, the cost for Federal income tax purposes was $32,841,888.  Net unrealized depreciation was $520,702.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $967,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,488,424.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$26,157
Level 2 - Other Significant Observable Inputs	6,164
Level 3 - Significant Unobservable Inputs	—
Total	$32,321

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

THE INDEX 500 FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 88.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.*	9,155	$77
Omnicom Group, Inc.	6,229	275
		352
Aerospace & Defense — 2.1%
Boeing Co.#	14,861	1,105
General Dynamics Corp.	7,815	652
Goodrich Corp.	2,430	140
L-3 Communications Holdings, Inc.	2,378	260
Lockheed Martin Corp.	6,661	661
Northrop Grumman Corp.	6,566	511
Raytheon Co.	8,285	535
Rockwell Collins, Inc.	3,155	180
United Technologies Corp.	19,072	1,313
		5,357
Agricultural Products — 1.5%
Altria Group, Inc.	40,967	909
Archer-Daniels-Midland Co.#	12,505	515
Philip Morris International, Inc.*	40,967	2,072
Reynolds American, Inc.	3,324	196
UST, Inc.	2,904	158
		3,850
Automobiles & Related — 0.5%
Ford Motor Co.*#	42,885	245
General Motors Corp.#	10,999	210
Johnson Controls, Inc.	11,537	390
PACCAR, Inc.	7,125	321
The Goodyear Tire & Rubber Co.*	4,667	120
		1,286
Banking — 4.7%
Bank of America Corp.	86,320	3,272
BB&T Corp.	10,613	340
Capital One Financial Corp.	7,247	357
Comerica, Inc.	2,924	103
Fifth Third Bancorp#	10,353	217
First Horizon National Corp.#	2,456	34
Huntington Bancshares, Inc.	7,116	77
KeyCorp	7,748	170
M&T Bank Corp.	1,496	120
Marshall & Ilsley Corp.	5,086	118
National City Corp.	12,318	123
Northern Trust Corp.	3,729	248
PNC Financial Services Group, Inc.	6,621	434
Regions Financial Corp.	13,477	266
State Street Corp.	7,528	595
SunTrust Banks, Inc.#	6,817	376
The Bank of New York Mellon Corp.	22,178	926
U.S. Bancorp#	33,611	1,088
Wachovia Corp.	38,513	1,040
Wells Fargo & Co.#	64,062	1,864
Zions Bancorporation	2,081	95
		11,863
Broadcast/Media — 2.4%
CBS Corp., Class B	13,227	292
Clear Channel Communications, Inc.	9,674	283
Comcast Corp., Class A#	58,509	1,132
E.W. Scripps Co., Class A	1,739	73
Gannett Co., Inc.	4,465	130
Meredith Corp.	732	28
News Corp., Class A	44,709	838
The DIRECTV Group, Inc.*	13,845	343
The McGraw-Hill Cos., Inc.	6,272	232
The New York Times Co., Class A#	2,793	53
The Walt Disney Co.	36,589	1,148

	Number of	Value
	Shares	(000)†

Broadcast/Media — (continued)
The Washington Post Co., Class B	112	$74
Time Warner, Inc.	69,493	974
Viacom, Inc., Class B*	12,453	493
		6,093
Building & Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A*	3,376	73
Centex Corp.	2,378	58
D.R. Horton, Inc.	5,324	84
KB Home#	1,496	37
Lennar Corp., Class A#	2,702	51
Pulte Homes, Inc.	4,153	60
		363
Building Products & Supplies — 0.1%
Masco Corp.	7,086	141
Trane, Inc.	3,376	155
		296
Chemicals — 1.8%
Air Products & Chemicals, Inc.#	4,167	383
Ashland, Inc.	1,087	51
E.I. du Pont de Nemours & Co.	17,475	817
Eastman Chemical Co.	1,549	97
Ecolab, Inc.	3,410	148
Hercules, Inc.	2,205	40
International Flavors & Fragrances, Inc.	1,574	69
Monsanto Co.	10,648	1,187
PPG Industries, Inc.	3,183	193
Praxair, Inc.	6,087	513
Rohm & Haas Co.	2,436	132
Sigma-Aldrich Corp.	2,514	150
The Dow Chemical Co.#	18,258	673
The Sherwin-Williams Co.	1,980	101
		4,554
Computer Services, Software & Systems — 5.1%
Adobe Systems, Inc.*#	11,055	393
Affiliated Computer Services, Inc., Class A*	1,864	93
Akamai Technologies, Inc.*	3,247	91
Amazon.com, Inc.*	5,993	427
Autodesk, Inc.*#	4,486	141
BMC Software, Inc.*#	3,733	121
CA, Inc.	7,581	171
Citrix Systems, Inc.*	3,600	106
Cognizant Technology Solutions Corp., Class A*	5,603	162
Computer Sciences Corp.*	3,179	130
Compuware Corp.*	5,328	39
eBay, Inc.*	21,675	647
Electronic Arts, Inc.*	6,155	307
Electronic Data Systems Corp.	9,896	165
Expedia, Inc.*	4,051	89
Fidelity National Information Services, Inc.	3,325	127
Fiserv, Inc.*	3,194	154
Google, Inc., Class A*	4,506	1,985
IAC/InterActiveCorp*	3,511	73
IMS Health, Inc.	3,562	75
Intuit, Inc.*	6,368	172
Microsoft Corp.	155,531	4,414
Novell, Inc.*	6,842	43
Oracle Corp.*	76,855	1,503
Symantec Corp.*	16,447	273
Unisys Corp.*	6,867	30
VeriSign, Inc.*	4,146	138
Yahoo!, Inc.*	25,983	752
		12,821

	Number of	Value
	Shares	(000)†
Computers & Office Equipment — 4.1%
Apple, Inc.*	17,078	$2,451
Avery Dennison Corp.	2,069	102
Dell, Inc.*#	43,546	867
EMC Corp.*	40,817	585
Hewlett-Packard Co.	47,904	2,187
International Business Machines Corp.	26,899	3,097
Lexmark International, Inc., Class A*	1,845	57
NetApp, Inc.*	6,675	134
Pitney Bowes, Inc.	4,101	144
SanDisk Corp.*	4,451	100
Sun Microsystems, Inc.*	15,404	239
Teradata Corp.*	3,489	77
Xerox Corp.	17,829	267
		10,307
Consumer Products — 0.5%
Clorox Co.	2,698	153
Fortune Brands, Inc.	2,993	208
Harman International Industries, Inc.	1,175	51
Kimberly-Clark Corp.	8,166	527
Newell Rubbermaid, Inc.	5,376	123
Whirlpool Corp.	1,469	127
		1,189
Containers — 0.1%
Ball Corp.	1,895	87
Bemis Co., Inc.	1,935	49
Pactiv Corp.*	2,533	66
Sealed Air Corp.	3,140	79
		281
Cosmetics & Toiletries — 2.2%
Avon Products, Inc.	8,292	328
Colgate-Palmolive Co.	9,906	772
Procter & Gamble Co.	59,800	4,190
The Estee Lauder Cos., Inc., Class A	2,217	102
		5,392
Diversified Operations — 0.1%
Leucadia National Corp.	3,287	149

Electronic Components & Semiconductors — 3.1%
Advanced Micro Devices, Inc.*	11,766	69
Agilent Technologies, Inc.*#	7,093	212
Altera Corp.	5,971	110
Analog Devices, Inc.	5,711	169
Applera Corp. - Applied Biosystems Group	3,252	107
Applied Materials, Inc.	26,302	513
Broadcom Corp., Class A*	9,083	175
Emerson Electric Co.#	15,297	787
Intel Corp.#	112,470	2,382
Jabil Circuit, Inc.	4,043	38
KLA-Tencor Corp.	3,498	130
Linear Technology Corp.	4,293	132
LSI Corp.*	12,845	64
MEMC Electronic Materials, Inc.*	4,438	315
Microchip Technology, Inc.#	3,668	120
Micron Technology, Inc.*	14,776	88
Molex, Inc.	2,732	63
National Semiconductor Corp.	4,408	81
Novellus Systems, Inc.*	1,981	42
NVIDIA Corp.*#	10,795	214
PerkinElmer, Inc.	2,285	55
QLogic Corp.*	2,610	40
Teradyne, Inc.*	3,387	42
Texas Instruments, Inc.	25,772	729
Thermo Fisher Scientific, Inc.*	8,134	462

	Number of	Value
	Shares	(000)†
Electronic Components & Semiconductors — (continued)
Tyco Electronics Ltd.	9,471	$325
Waters Corp.*	1,942	108
Xilinx, Inc.	5,563	132
		7,704
Energy Resources & Services — 3.2%
Allegheny Energy, Inc.	3,249	164
Ameren Corp.	4,055	179
American Electric Power Co., Inc.	7,780	324
Centerpoint Energy, Inc.	6,360	91
CMS Energy Corp.	4,375	59
Consol Energy, Inc.#	3,546	245
Consolidated Edison, Inc.	5,288	210
Constellation Energy Group, Inc.	3,457	305
Dominion Resources, Inc.	11,170	456
DTE Energy Co.#	3,171	123
Duke Energy Corp.#	24,539	438
Dynegy, Inc., Class A*#	9,635	76
Edison International	6,331	310
Entergy Corp.	3,714	405
Exelon Corp.	12,848	1,044
FirstEnergy Corp.	5,923	406
FPL Group, Inc.	7,915	497
Integrys Energy Group, Inc.	1,485	69
Peabody Energy Corp.	5,266	269
Pepco Holdings, Inc.	3,907	97
PG&E Corp.	6,912	255
Pinnacle West Capital Corp.	1,952	68
PPL Corp.	7,255	333
Progress Energy, Inc.	5,054	211
Public Service Enterprise Group, Inc.	9,880	397
Southern Co.	14,859	529
TECO Energy, Inc.#	4,098	65
The AES Corp.*	13,004	217
Xcel Energy, Inc.	8,339	166
		8,008
Engineering & Construction — 0.2%
Fluor Corp.#	1,721	243
Jacobs Engineering Group, Inc.*	2,357	173
		416
Entertainment & Leisure — 0.4%
Brunswick Corp.	1,701	27
Carnival Corp.	8,482	343
Harley-Davidson, Inc.	4,634	174
Hasbro, Inc.	2,770	77
International Game Technology	6,078	244
Mattel, Inc.	7,021	140
		1,005
Finance — 5.4%
American Capital Strategies Ltd.#	3,790	129
American Express Co.	22,464	982
Ameriprise Financial, Inc.	4,410	229
CIT Group, Inc.	3,715	44
Citigroup, Inc.	101,167	2,167
CME Group, Inc.	1,036	486
Countrywide Financial Corp.#	11,285	62
Discover Financial Services#	9,310	152
E*TRADE Financial Corp.*	8,977	35
Federal National Mortgage Association#	19,009	500
Federated Investors, Inc., Class B	1,680	66
Franklin Resources, Inc.	3,055	296
Freddie Mac	12,554	318
Hudson City Bancorp, Inc.	10,072	178
IntercontinentalExchange, Inc.*	1,362	178

	Number of	Value
	Shares	(000)†
Finance — (continued)
Janus Capital Group, Inc.	2,870	$67
JPMorgan Chase & Co.	66,000	2,835
Legg Mason, Inc.	2,619	147
Lehman Brothers Holdings, Inc.	10,310	388
Merrill Lynch & Co., Inc.#	18,878	769
Morgan Stanley	21,464	981
NYSE Euronext	5,149	318
SLM Corp.	9,066	139
Sovereign Bancorp, Inc.	7,021	65
T. Rowe Price Group, Inc.	5,125	256
The Bear Stearns Cos., Inc.#	2,294	24
The Charles Schwab Corp.	18,244	344
The Goldman Sachs Group, Inc.	7,677	1,270
Washington Mutual, Inc.#	17,149	177
		13,602
Food & Beverages — 3.7%
Anheuser-Busch Cos., Inc.	13,896	659
Brown-Forman Corp., Class B	1,638	108
Campbell Soup Co.#	4,278	145
Coca-Cola Enterprises, Inc.#	5,587	135
ConAgra Foods, Inc.	9,474	227
Constellation Brands, Inc., Class A*	3,771	67
Dean Foods Co.	2,941	59
General Mills, Inc.	6,543	392
HJ Heinz Co.	6,123	288
Kellogg Co.	5,063	266
Kraft Foods, Inc., Class A	29,794	924
McCormick & Co., Inc.	2,486	92
Molson Coors Brewing Co., Class B	2,672	140
PepsiCo, Inc.	31,125	2,247
Sara Lee Corp.	13,838	193
SYSCO Corp.	11,728	340
The Coca-Cola Co.	38,837	2,364
The Hershey Co.	3,268	123
The Pepsi Bottling Group, Inc.	2,665	90
Tyson Foods, Inc., Class A	5,319	85
Wm. Wrigley Jr. Co.	4,205	264
		9,208
Healthcare Products — 3.1%
Baxter International, Inc.	12,327	713
Becton, Dickinson & Co.	4,742	407
Boston Scientific Corp.*#	26,098	336
Covidien Ltd.	9,691	429
C.R. Bard, Inc.	1,949	188
Johnson & Johnson	55,042	3,571
Medtronic, Inc.	21,822	1,056
Patterson Cos., Inc.*	2,513	91
St. Jude Medical, Inc.*	6,684	289
Stryker Corp.	4,634	301
Varian Medical Systems, Inc.*	2,442	114
Zimmer Holdings, Inc.*	4,531	353
		7,848
Healthcare Services — 1.0%
Aetna, Inc.	9,649	406
CIGNA Corp.	5,442	221
Coventry Health Care, Inc.*	3,006	121
Humana, Inc.*	3,306	148
Laboratory Corp. of America Holdings*	2,147	158
Quest Diagnostics, Inc.	3,055	138
Tenet Healthcare Corp.*	9,218	52
UnitedHealth Group, Inc.	24,316	836
WellPoint, Inc.*	10,530	465
		2,545

	Number of	Value
	Shares	(000)†

Hotels & Resorts — 0.2%
Marriott International, Inc., Class A	5,847	$201
Starwood Hotels & Resorts Worldwide, Inc.	3,658	189
Wyndham Worldwide Corp.	3,439	71
		461
Insurance — 3.6%
ACE Ltd.	6,410	353
Aflac, Inc.#	9,225	599
AMBAC Financial Group, Inc.	5,573	32
American International Group, Inc.	49,013	2,120
AON Corp.	5,936	239
Assurant, Inc.	1,858	113
Chubb Corp.	7,194	356
Cincinnati Financial Corp.	3,215	122
Genworth Financial, Inc., Class A	8,406	190
Hartford Financial Services Group, Inc.	6,101	462
Lincoln National Corp.	5,141	267
Loews Corp.	8,543	344
Marsh & McLennan Cos., Inc.	10,124	247
MBIA, Inc.#	4,083	50
MetLife, Inc.	13,780	830
MGIC Investment Corp.	2,308	24
Principal Financial Group, Inc.	5,020	280
Prudential Financial, Inc.	8,666	678
Safeco Corp.	1,743	77
The Allsate Corp.	10,889	523
The Progressive Corp.	13,181	212
The Travelers Cos., Inc.	12,054	577
Torchmark Corp.	1,767	106
Unum Group	6,741	148
XL Capital Ltd., Class A	3,457	102
		9,051
Machinery & Heavy Equipment — 1.0%
Black & Decker Corp.	1,183	78
Caterpillar, Inc.	12,125	949
Cummins, Inc.	3,928	184
Deere & Co.	8,472	682
Rockwell Automation, Inc.	2,882	165
Snap-On, Inc.	1,121	57
Terex Corp.*	1,974	123
The Manitowoc Co., Inc.	2,523	103
The Stanley Works	1,520	72
		2,413
Manufacturing — 4.8%
3M Co.#	13,751	1,088
Cooper Industries Ltd., Class A	3,424	138
Danaher Corp.	4,948	376
Dover Corp.	3,729	156
Eastman Kodak Co.	5,599	99
Eaton Corp.	2,846	227
General Electric Co.	194,038	7,181
Honeywell International, Inc.	14,464	816
Illinois Tool Works, Inc.	7,781	375
Ingersoll-Rand Co., Class A	5,297	236
ITT Corp.	3,528	183
Leggett & Platt, Inc.	3,256	50
Pall Corp.	2,382	84
Parker Hannifin Corp.	3,274	227
Textron, Inc.	4,832	268
Tyco International Ltd.	9,423	415
		11,919
Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	2,699	276

	Number of	Value
	Shares	(000)†
Metals & Mining — 1.1%
Alcoa, Inc.	15,824	$571
Allegheny Technologies, Inc.#	1,961	140
Freeport-McMoRan Copper & Gold, Inc.	7,437	716
Newmont Mining Corp.	8,808	399
Nucor Corp.	5,597	379
Titanium Metals Corp.	1,921	29
United States Steel Corp.#	2,289	290
Vulcan Materials Co.#	2,105	140
		2,664
Oil & Gas — 11.9%
Anadarko Petroleum Corp.	9,095	573
Apache Corp.	6,470	782
Baker Hughes, Inc.	6,012	412
BJ Services Co.	5,692	162
Cameron International Corp.*	4,242	177
Chesapeake Energy Corp.	8,889	410
Chevron Corp.	40,353	3,445
ConocoPhillips	30,342	2,312
Devon Energy Corp.	8,635	901
El Paso Corp.	13,617	227
ENSCO International, Inc.	2,796	175
EOG Resources, Inc.	4,799	576
Exxon Mobil Corp.	103,960	8,793
Halliburton Co.#	17,102	673
Hess Corp.	5,419	478
Marathon Oil Corp.	13,776	628
Murphy Oil Corp.	3,686	303
Nabors Industries Ltd.*	5,454	184
National-Oilwell Varco, Inc.*	6,936	405
Nicor, Inc.	877	29
NiSource, Inc.	5,327	92
Noble Corp.	5,220	259
Noble Energy, Inc.	3,339	243
Occidental Petroleum Corp.	15,983	1,170
Questar Corp.	3,357	190
Range Resources Corp.	2,912	185
Rowan Cos., Inc.	2,162	89
Schlumberger Ltd.	23,273	2,025
Sempra Energy	5,077	271
Smith International, Inc.	3,902	251
Spectra Energy Corp.	12,291	280
Sunoco, Inc.#	2,285	120
Tesoro Corp.	2,673	80
The Williams Cos., Inc.	11,367	375
Transocean, Inc.	6,174	835
Valero Energy Corp.	10,389	510
Weatherford International Ltd.*	6,591	478
XTO Energy, Inc.	9,916	613
		29,711
Paper & Related Products — 0.2%
International Paper Co.	8,312	226
MeadWestvaco Corp.	3,378	92
Weyerhaeuser Co.	4,071	265
		583
Pharmaceuticals — 5.9%
Abbott Laboratories	30,036	1,657
Allergan, Inc.#	5,944	335
AmerisourceBergen Corp.	3,159	129
Amgen, Inc.*	21,134	883
Barr Pharmaceuticals, Inc.*	2,096	101
Biogen Idec, Inc.*#	5,785	357
Bristol-Myers Squibb Co.	38,462	819
Cardinal Health, Inc.	6,929	364

	Number of	Value
	Shares	(000)†
Pharmaceuticals — (continued)
Celgene Corp.*	8,454	$518
Eli Lilly & Co.	19,221	992
Express Scripts, Inc.*	4,912	316
Forest Laboratories, Inc.*	6,050	242
Genzyme Corp.*	5,200	388
Gilead Sciences, Inc.*	18,049	930
Hospira, Inc.*	3,083	132
King Pharmaceuticals, Inc.*	4,781	42
Medco Health Solutions, Inc.*	10,180	446
Merck & Co., Inc.	42,075	1,597
Millipore Corp.*#	1,069	72
Mylan, Inc.#	5,914	69
Pfizer, Inc.	131,377	2,750
Schering-Plough Corp.	31,498	454
Watson Pharmaceuticals, Inc.*	2,014	59
Wyeth	25,998	1,086
		14,738
Restaurants — 0.8%
Darden Restaurants, Inc.	2,784	91
McDonald’s Corp.	22,378	1,248
Starbucks Corp.*	14,192	248
Wendy’s International, Inc.	1,698	39
Yum! Brands, Inc.	9,239	344
		1,970
Retail — 4.5%
Abercrombie & Fitch Co., Class A#	1,674	122
AutoNation, Inc.*	2,623	39
AutoZone, Inc.*	835	95
Bed Bath & Beyond, Inc.*	5,090	150
Best Buy Co., Inc.#	6,847	284
Big Lots, Inc.*	1,756	39
Coach, Inc.*#	6,838	206
Costco Wholesale Corp.	8,448	549
CVS Caremark Corp.	27,823	1,127
Dillard’s, Inc., Class A	1,110	19
Family Dollar Stores, Inc.	2,730	53
GameStop Corp., Class A*	3,127	162
Home Depot, Inc.	32,793	917
J.C. Penney Co., Inc.	4,308	162
Jones Apparel Group, Inc.	1,682	23
Kohl’s Corp.*	6,095	261
Limited Brands, Inc.	6,038	103
Liz Claiborne, Inc.#	1,933	35
Lowe’s Cos., Inc.#	28,420	652
Macy’s, Inc.	8,413	194
Nordstrom, Inc.	3,478	113
Office Depot, Inc.*	5,304	59
OfficeMax, Inc.	1,474	28
Polo Ralph Lauren Corp.#	1,144	67
RadioShack Corp.	2,547	41
Safeway, Inc.	8,553	251
Sears Holding Corp.*#	1,417	145
Staples, Inc.	13,621	301
SUPERVALU, Inc.	4,110	123
Target Corp.	15,908	806
The Gap, Inc.	8,836	174
The Kroger Co.	13,071	332
Tiffany & Co.	2,467	103
TJX Cos., Inc.	8,491	281
Walgreen Co.	19,264	734
Wal-Mart Stores, Inc.	45,913	2,419
Whole Foods Market, Inc.#	2,710	89
		11,258

	Number of	Value
	Shares	(000)†
Services - Commercial — 0.9%
Apollo Group, Inc., Class A*#	2,669	$115
Automatic Data Processing, Inc.	10,157	431
Convergys Corp.*	2,463	37
Donnelley (R.R.) & Sons Co.	4,175	127
Equifax, Inc.	2,519	87
H&R Block, Inc.	6,322	131
McKesson Corp.	5,623	295
Monster Worldwide, Inc.*	2,439	59
Moody’s Corp.#	3,996	139
Paychex, Inc.	6,289	215
Robert Half International, Inc.	3,086	79
The Western Union Co.	14,566	310
Total System Services, Inc.	3,863	91
		2,116
Telecommunications — 5.3%
American Tower Corp., Class A*	7,864	308
AT&T, Inc.	117,284	4,492
CenturyTel, Inc.	2,072	69
Ciena Corp.*	1,692	52
Cisco Systems, Inc.*	115,832	2,790
Citizens Communications Co.	6,368	67
Corning, Inc.	30,593	735
Embarq Corp.	2,981	120
JDS Uniphase Corp.*	4,370	59
Juniper Networks, Inc.*	10,174	254
Motorola, Inc.#	43,814	408
QUALCOMM, Inc.	31,329	1,285
Qwest Communications International, Inc.#	29,876	135
Sprint Nextel Corp.	55,359	370
Tellabs, Inc.*	8,040	44
Verizon Communications, Inc.#	55,787	2,033
Windstream Corp.	8,821	105
		13,326
Textiles & Apparel — 0.3%
Cintas Corp.	2,538	72
Nike, Inc., Class B	7,440	506
V.F. Corp.	1,704	132
		710
Transportation & Related Services — 1.9%
Burlington Northern Santa Fe Corp.	5,751	530
C.H. Robinson Worldwide, Inc.	3,329	181
CSX Corp.	7,838	440
Expeditors International of Washington, Inc.	4,141	187
FedEx Corp.	6,013	557
Norfolk Southern Corp.	7,312	397
Ryder System, Inc.	1,128	69
Southwest Airlines Co.	14,295	177
Union Pacific Corp.	5,065	635
United Parcel Service, Inc., Class B	20,099	1,468
		4,641
Waste Management — 0.2%
Allied Waste Industries, Inc.*	6,552	71
Waste Management, Inc.	9,625	323
		394
Wholesale Distributor — 0.1%
Genuine Parts Co.	3,212	129
Grainger (W.W.), Inc.	1,304	100
		229

TOTAL COMMON STOCKS (Cost $213,524)		220,949

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartments — 0.2%
Apartment Investment & Management Co., Class A	1,782	$64
AvalonBay Communities, Inc.#	1,493	144
Equity Residential	5,239	217
		425
Diversified Operations — 0.1%
Vornado Realty Trust	2,622	226

Forest Products — 0.0%
Plum Creek Timber Co.	3,325	135

Healthcare — 0.1%
HCP, Inc.	4,555	154

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	10,173	162

Industrial — 0.1%
Prologis	5,017	295

Office Property — 0.1%
Boston Properties, Inc.#	2,321	214

Regional Malls — 0.2%
General Growth Properties, Inc.#	5,173	198
Simon Property Group, Inc.	4,334	403
		601
Storage — 0.1%
Public Storage	2,419	214

Strip Centers — 0.1%
Developers Diversified Realty Corp.	2,321	97
Kimco Realty Corp.	4,913	193
		290

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,592)		2,716

RIGHTS — 0.0%
Seagate Tax Refund Rights* (Cost $0)	4,100	0

	Par
	(000)
U. S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.410%, 08/07/08^^	$40	$40
1.790%, 08/07/08^^	95	95
2.040%, 08/07/08^^	135	134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $268)		269

Number of
Shares
SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $4,737)	4,737,180	4,737

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL— 8.6%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$342	$342
Barclays Time Deposit
2.990%, 04/01/08	342	342
CS First Boston Time Deposit
2.500%, 04/01/08	684	684
Dexia Time Deposit
3.200%, 04/01/08	342	342
Fed Funds
2.000%, 04/01/08	1,025	1,025
Institutional Money Market Trust
3.262%, 04/01/08	18,030	18,030
National Bank of Canada Time Deposit
2.750%, 04/01/08	820	820

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,585)		21,585

TOTAL INVESTMENTS — 100.0% (Cost $242,706) (a)		$250,256

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

^^ Market value held as collateral for the open futures contract.

(a) At March 31, 2008, the cost for Federal income tax purposes was $244,841,203.  Net unrealized appreciation was $5,414,333.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $57,633,777 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $52,219,444.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$228,402
Level 2 - Other Significant Observable Inputs	21,854
Level 3 - Significant Unobservable Inputs	—
Total	$250,256

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

MID CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.3%
Advertising — 0.5%
Focus Media Holding Ltd. ADR*#	17,820	$626

Banking — 1.0%
Northern Trust Corp.	17,180	1,142

Broadcast/Media — 0.5%
Central European Media Enterprises Ltd., Class A*	7,280	620

Building & Real Estate — 1.4%
D.R. Horton, Inc.	41,450	653
Pulte Homes, Inc.	64,770	942
		1,595
Chemicals — 2.4%
Air Products & Chemicals, Inc.#	13,910	1,280
Celanese Corp., Series A	12,570	491
The Mosaic Co.*	10,240	1,051
		2,822
Computer Services, Software & Systems — 7.3%
Activision, Inc.*	33,250	908
Akamai Technologies, Inc.*	25,080	706
Informatica Corp.*	57,770	986
McAfee, Inc.*#	38,010	1,258
Omniture, Inc.*	24,620	571
priceline.com, Inc.*#	8,330	1,007
Salesforce.com, Inc.*	20,240	1,171
VeriSign, Inc.*#	36,380	1,209
Websense, Inc.*	33,740	633
		8,449
Computers & Office Equipment — 0.1%
Micros Systems, Inc.*	2,470	83

Containers — 1.5%
Owens-Illinois, Inc.*	30,850	1,741

Cosmetics & Toiletries — 1.6%
Alberto-Culver Co.	46,790	1,283
Chattem, Inc.*#	9,200	610
		1,893
Electronic Components & Semiconductors — 5.8%
Altera Corp.	52,860	974
Ametek, Inc.	29,105	1,278
Cavium Networks, Inc.*	33,280	546
Dolby Laboratories, Inc., Class A*	8,540	310
MEMC Electronic Materials, Inc.*	17,800	1,262
Microchip Technology, Inc.#	38,400	1,257
Varian Semiconductor Equipment Associates, Inc.*	36,582	1,030
		6,657
Energy Resources & Services — 4.2%
Consol Energy, Inc.#	19,860	1,374
Constellation Energy Group, Inc.	8,980	793
Covanta Holding Corp.*	19,960	549
First Solar, Inc.*	4,960	1,146
NRG Energy, Inc.*	11,340	442
Reliant Energy, Inc.*	22,360	529
		4,833
Engineering & Construction — 1.3%
Fluor Corp.	5,280	745
The Shaw Group, Inc.*	15,040	709
		1,454

	Number of	Value
	Shares	(000)†
Entertainment & Leisure — 2.2%
International Game Technology	32,520	$1,308
WMS Industries, Inc.*	33,275	1,197
		2,505
Finance — 5.5%
BlackRock, Inc.#	8,050	1,644
Federated Investors, Inc., Class B	13,930	545
Hudson City Bancorp, Inc.	62,390	1,103
Interactive Brokers Group, Inc., Class A*	19,270	495
IntercontinentalExchange, Inc.*	5,390	703
T. Rowe Price Group, Inc.	36,260	1,813
		6,303
Food & Beverages — 1.6%
Central European Distribution Corp.*#	12,370	720
Molson Coors Brewing Co., Class B	21,010	1,104
		1,824
Healthcare Products — 3.7%
C.R. Bard, Inc.	6,520	629
Dentsply International, Inc.	19,190	741
Henry Schein, Inc.*	15,610	896
Hologic, Inc.*	10,720	596
Intuitive Surgical, Inc.*#	4,260	1,382
		4,244
Healthcare Services — 0.4%
Covance, Inc.*	5,870	487

Hotels & Gaming — 0.6%
Wynn Resorts Ltd.	6,370	641

Insurance — 1.3%
AON Corp.	18,350	738
Assurant, Inc.	12,470	759
		1,497
Machinery & Heavy Equipment — 3.8%
AGCO Corp.*	25,600	1,533
Flowserve Corp.	18,100	1,889
Joy Global, Inc.	13,960	910
		4,332
Manufacturing — 1.7%
Harsco Corp.	16,940	938
SPX Corp.	9,310	977
		1,915
Metal Fabricate/Hardware — 0.5%
Precision Castparts Corp.	5,820	594

Metals & Mining — 1.2%
Agnico-Eagle Mines Ltd.	5,540	375
Steel Dynamics, Inc.	31,740	1,049
		1,424
Oil & Gas — 9.8%
Denbury Resources, Inc.*	22,440	641
Diamond Offshore Drilling, Inc.	8,230	958
National-Oilwell Varco, Inc.*	10,960	640
Questar Corp.	13,440	760
Quicksilver Resources, Inc.*	33,430	1,221
Range Resources Corp.	34,995	2,220
Southwestern Energy Co.*#	29,700	1,001
The Williams Cos., Inc.	28,900	953
Ultra Petroleum Corp.*	9,860	764
Weatherford International Ltd.*#	28,850	2,091
		11,249

	Number of	Value
	Shares	(000)†
Pharmaceuticals — 5.9%
Alexion Pharmaceuticals, Inc.*	10,180	$604
Allergan, Inc.#	25,100	1,415
BioMarin Pharmaceuticals, Inc.*	24,590	870
Charles River Laboratories International, Inc.*	15,490	913
Express Scripts, Inc.*	26,200	1,685
Shire Plc ADR	11,090	643
United Therapeutics Corp.*	8,110	703
		6,833
Restaurants — 1.2%
Chipotle Mexican Grill, Inc., Class A*	6,530	741
Darden Restaurants, Inc.	19,270	627
		1,368
Retail — 6.6%
Coach, Inc.*	34,090	1,028
Dick’s Sporting Goods, Inc.*	16,020	429
GameStop Corp., Class A*	25,380	1,312
Guess?, Inc.	37,670	1,525
Nordstrom, Inc.	33,450	1,090
TJX Cos., Inc.	38,910	1,287
Urban Outfitters, Inc.*	30,810	966
		7,637
Services - Commercial — 2.8%
FTI Consulting, Inc.*	13,830	982
Mastercard, Inc., Class A#	6,480	1,445
VistaPrint Ltd.*#	23,160	809
		3,236
Telecommunications — 2.7%
Atheros Communications*	22,480	468
Crown Castle International Corp.*	20,510	707
Juniper Networks, Inc.*	46,130	1,153
Millicom International Cellular SA*	8,300	785
		3,113
Transportation & Related Services — 2.5%
CSX Corp.	18,670	1,047
Expeditors International of Washington, Inc.	27,500	1,242
Ryder System, Inc.	9,380	571
		2,860
Waste Management — 0.7%
Stericycle, Inc.*	16,060	827

TOTAL COMMON STOCKS (Cost $83,854)		94,804

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $2,805)	2,804,605	2,805

	Par
	(000)
SECURITIES LENDING COLLATERAL— 15.3%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$334	334
Barclays Time Deposit
2.990%, 04/01/08	334	334
CS First Boston Time Deposit
2.500%, 04/01/08	668	668
Dexia Time Deposit
3.200%, 04/01/08	334	334

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL— (continued)
Fed Funds
2.000%, 04/01/08	$1,003	$1,003
Institutional Money Market Trust
3.262%, 04/01/08	14,103	14,103
National Bank of Canada Time Deposit
2.750%, 04/01/08	802	802

TOTAL SECURITIES LENDING COLLATERAL (Cost $17,578)		17,578

TOTAL INVESTMENTS — 100.0% (Cost $104,237) (a)		$115,187

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

Plc - Public Limited Company

(a) At March 31, 2008, the cost for Federal income tax purposes was $104,408,835.  Net unrealized appreciation was $10,778,569.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,175,667 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,397,098.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$97,609
Level 2 - Other Significant Observable Inputs	17,578
Level 3 - Significant Unobservable Inputs	—
Total	$115,187

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

MID CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.1%
Aerospace & Defense — 3.4%
Empresa Brasileira de Aeronautic S.A. ADR	27,400	1,083
L-3 Communications Holdings, Inc.	14,400	1,575
Spirit Aerosystems Holdings, Inc., Class A*	64,800	1,437
		4,095
Automobiles & Related — 1.0%
WABCO Holdings, Inc.	26,800	1,223

Banking — 1.8%
The Colonial BancGroup, Inc.#	75,400	726
Zions Bancorporation	32,500	1,480
		2,206
Broadcast/Media — 1.3%
The McGraw-Hill Cos., Inc.	40,900	1,511

Building & Real Estate — 1.8%
NVR, Inc.*#	3,600	2,151

Computer Services, Software & Systems — 3.2%
Affiliated Computer Services, Inc., Class A*	41,500	2,080
Check Point Software Technologies *	54,600	1,223
Take-Two Interactive Software, Inc.*	22,800	582
		3,885
Computers & Office Equipment — 0.7%
Cadence Design Systems, Inc.*#	75,500	806

Consumer Products — 0.9%
Whirlpool Corp.	12,600	1,093

Electronic Components & Semiconductors — 2.3%
Avnet, Inc.*	48,100	1,574
International Rectifier Corp.*	52,100	1,120
		2,694
Energy Resources & Services — 9.8%
Constellation Energy Group, Inc.	21,300	1,880
DPL, Inc.	61,600	1,579
Dynegy, Inc., Class A*#	148,500	1,172
Entergy Corp.	9,600	1,047
FirstEnergy Corp.	32,000	2,196
Mirant Corp.*	9,400	342
NRG Energy, Inc.*#	46,100	1,797
PPL Corp.	38,700	1,777
		11,790
Engineering & Construction — 3.4%
Chicago Bridge & Iron Co. NV	50,100	1,966
McDermott International, Inc.*	36,800	2,017
The Shaw Group, Inc.*	2,900	137
		4,120
Entertainment & Leisure — 0.9%
Harley-Davidson, Inc.	28,300	1,061

Finance — 5.0%
Invesco Ltd.	71,600	1,744
Jefferies Group, Inc.	95,500	1,540
Legg Mason, Inc.	16,600	929
Morgan Stanley	38,800	1,773
		5,986
Food & Beverages — 4.1%
ConAgra Foods, Inc.	81,400	1,950
Constellation Brands, Inc., Class A*	87,900	1,553
Smithfield Foods, Inc.*#	54,400	1,401
		4,904

	Number of	Value
	Shares	(000)†
Healthcare Products — 1.1%
Covidien Ltd.	29,500	$1,305

Healthcare Services — 1.9%
Aetna, Inc.	34,500	1,452
Coventry Health Care, Inc.*	19,450	785
		2,237
Insurance — 4.1%
Assurant, Inc.	32,100	1,954
Cigna Corp.	35,200	1,428
StanCorp Financial Group, Inc.	32,400	1,546
		4,928
Machinery & Heavy Equipment — 2.3%
Terex Corp.*	43,000	2,688

Manufacturing — 1.3%
Eaton Corp.	19,700	1,570

Metal Fabricate/Hardware — 0.7%
Sterlite Industries (India) Ltd. ADR*	47,300	843

Metals & Mining — 6.2%
Cleveland-Cliffs, Inc.	6,600	791
Freeport-McMoRan Copper & Gold, Inc.	25,500	2,454
Teck Cominco Ltd., Class B	44,300	1,815
United States Steel Corp.#	18,500	2,347
		7,407
Oil & Gas — 12.2%
Canadian Natural Resources Ltd.	34,400	2,348
Denbury Resources, Inc.*	59,900	1,710
National-Oilwell Varco, Inc.*	30,800	1,798
Noble Corp.	46,000	2,285
Oceaneering International, Inc.*	22,100	1,392
Southwestern Energy Co.*#	45,400	1,530
Talisman Energy, Inc.	82,895	1,467
Whiting Petroleum Corp.*	11,500	743
XTO Energy, Inc.	21,102	1,305
		14,578
Pharmaceuticals — 4.7%
Endo Pharmaceuticals Holdings, Inc.*	60,700	1,453
NBTY, Inc.*	67,800	2,031
Shire Plc ADR	36,800	2,133
		5,617
Restaurants — 1.1%
Darden Restaurants, Inc.	40,000	1,302

Retail — 3.4%
Abercrombie & Fitch Co., Class A#	8,600	629
J.C. Penney Co., Inc.	38,400	1,448
Macy’s, Inc.	71,500	1,649
TJX Cos., Inc.	12,000	397
		4,123
Telecommunications — 0.8%
Arris Group, Inc.*#	162,300	945

Transportation & Related Services — 1.8%
Eagle Bulk Shipping, Inc.#	59,700	1,538
Ship Finance International Ltd.#	23,697	623
		2,161
Wholesale Distributor — 0.9%
Ingram Micro, Inc., Class A*	70,200	1,111

	Number of	Value
	Shares	(000)†
TOTAL COMMON STOCKS
(Cost $96,236)		$98,340

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Diversified Operations — 0.4%
Vornado Realty Trust	6,000	517

Healthcare — 0.5%
Ventas, Inc.	14,200	638

Real Estate — 1.2%
Annaly Capital Management, Inc.#	96,100	1,472

Strip Centers — 1.1%
Developers Diversified Realty Corp.	30,100	1,261

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,005)		3,888

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds FedFund - Institutional Shares	2,027,569	2,028
BlackRock Liquidity Funds TempFund - Institutional Shares	2,027,569	2,027

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,055)		4,055

	Par
	(000)
SECURITIES LENDING COLLATERAL — 11.3%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$222	222
Barclays Time Deposit
2.990%, 04/01/08	222	222
CS First Boston Time Deposit
2.500%, 04/01/08	444	444
Dexia Time Deposit
3.200%, 04/01/08	222	222
Fed Funds
2.000%, 04/01/08	666	666
Institutional Money Market Trust
3.262%, 04/01/08	11,223	11,223
National Bank of Canada Time Deposit
2.750%, 04/01/08	533	533

TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,532)		13,532

TOTAL INVESTMENTS — 100.0%
(Cost $117,828) (a)		$119,815

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

PLC - Public Limited Company

(a) At March 31, 2008, the cost for Federal income tax purposes was $118,326,612.  Net unrealized appreciation was $1,488,370.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,031,351 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,542,981.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$106,283
Level 2 - Other Significant Observable Inputs	13,532
Level 3 - Significant Unobservable Inputs	—
Total	$119,815

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

STRATEGIC VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 80.2%
Advertising — 2.6%
Interpublic Group of Cos., Inc.*	155,600	$1,309

Automobiles & Related — 1.7%
ArvinMeritor, Inc.#	19,000	238
The Goodyear Tire & Rubber Co.*	23,000	593
		831
Banking — 0.5%
Comerica, Inc.	1,400	49
Fifth Third Bancorp	3,300	69
M&T Bank Corp.	800	64
Zions Bancorporation	1,800	82
		264
Broadcast/Media — 1.5%
Gannett Co., Inc.	10,800	314
Idearc Inc.#	53,700	195
R.H. Donnelley Corp.*#	45,900	232
		741
Building Products & Supplies — 0.3%
Owens Corning, Inc.*	8,700	158

Chemicals — 4.1%
Eastman Chemical Co.	12,900	806
Chemtura Corp.	63,900	469
Monsanto Co.	1,900	212
The Mosaic Co.*	3,000	308
Valspar Corp.	12,100	240
		2,035
Computer Services, Software & Systems — 3.9%
McAfee, Inc.*#	36,900	1,221
Openwave Systems, Inc.	36,800	90
Sybase, Inc.*	24,700	650
		1,961
Computers & Office Equipment — 0.3%
Cadence Design Systems, Inc.*#	14,200	152

Consumer Products — 0.4%
Newell Rubbermaid, Inc.	9,000	206

Containers — 3.4%
Ball Corp.	19,100	877
Pactiv Corp.*	32,200	844
		1,721
Electronic Components & Semiconductors — 0.9%
Hubbell, Inc., Class B	10,300	450

Engineering & Construction — 0.7%
KBR, Inc.	11,823	328

Energy Resources & Services — 6.1%
Ameren Corp.	23,400	1,030
CMS Energy Corp.	64,300	871
Northeast Utilities, Inc.	40,400	991
Puget Energy, Inc.	6,000	155
		3,047
Food & Beverages — 4.4%
Coca-Cola Enterprises, Inc.#	38,200	924
Dean Foods Co.	29,100	585
Smithfield Foods, Inc.*#	26,500	683
		2,192
Healthcare Products — 1.0%
Covidien Ltd.	11,900	527

	Number of	Value
	Shares	(000)†

Healthcare Services — 0.9%
Aetna, Inc.	2,300	$97
Healthsouth Corp.*#	21,200	377
		474
Insurance — 3.7%
ACE Ltd.	9,600	528
Conseco, Inc.*	55,400	565
PartnerRe Ltd.	10,200	778
		1,871
Machinery & Heavy Equipment — 4.4%
Cummins, Inc.	8,700	407
Pentair, Inc.	6,600	210
Timken Co.	26,300	782
Snap-On, Inc.	15,300	778
		2,177
Oil & Gas — 8.6%
EOG Resources, Inc.	7,000	840
Halliburton Co.#	19,981	786
NiSource, Inc.	63,000	1,086
Range Resources Corp.	12,700	806
Southwest Gas Corp.	6,500	182
Transocean, Inc.*	4,627	625
		4,325
Paper & Related Products — 1.7%
AbitibiBowater, Inc.#	31,436	406
MeadWestvaco Corp.	16,000	435
		841
Pharmaceuticals — 3.9%
King Pharmaceuticals, Inc.*	96,800	842
Mylan, Inc.#	94,900	1,101
		1,943
Restaurants — 1.0%
Brinker International, Inc.	27,650	513

Retail — 5.3%
Foot Locker, Inc.	33,300	392
Macy’s, Inc.	18,600	429
OfficeMax, Inc.	33,900	649
Safeway, Inc.	20,500	602
The Kroger Co.#	23,000	584
		2,656
Services - Commercial — 2.9%
Arbitron, Inc.	10,700	462
Donnelley (R.R.) & Sons Co.	33,052	1,002
		1,464
Telecommunications — 13.0%
ADC Telecommunications, Inc.*	44,600	539
CenturyTel, Inc.	20,400	678
Embarq Corp.	30,600	1,227
JDS Uniphase Corp.*#	105,975	1,419
Qwest Communications International, Inc.#	268,800	1,218
Tellabs, Inc.*	101,700	554
Windstream Corp.	76,400	913
		6,548
Waste Management — 1.0%
Allied Waste Industries, Inc.*	47,700	516

	Number of	Value
	Shares	(000)†
Wholesale Distributor — 2.0%
Genuine Parts Co.	16,800	$676
Grainger (W.W.), Inc.	4,600	351
		1,027
TOTAL COMMON STOCKS
(Cost $46,729)		40,277

SHORT-TERM INVESTMENTS — 3.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	968,297	968
BlackRock Liquidity Funds TempFund - Institutional Shares	968,296	968

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,936)		1,936

	Par
	(000)
SECURITIES LENDING COLLATERAL — 16.0%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$132	132
Barclays Time Deposit
2.990%, 04/01/08	132	132
CS First Boston Time Deposit
2.500%, 04/01/08	263	263
Dexia Time Deposit
3.200%, 04/01/08	131	131
Fed Funds
2.000%, 04/01/08	395	395
Institutional Money Market Trust
3.262%, 04/01/08	6,654	6,654
National Bank of Canada Time Deposit
2.750%, 04/01/08	316	316

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,023)		8,023

TOTAL INVESTMENTS — 100.0%
(Cost $56,688) (a)		$50,236

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2008, the cost for Federal income tax purposes was $56,935,531.  Net unrealized depreciation was $6,699,239.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,231,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,931,036.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$42,213
Level 2 - Other Significant Observable Inputs	8,023
Level 3 - Significant Unobservable Inputs	—
Total	$50,236

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

SMALL CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 89.0%
Aerospace & Defense — 3.7%
Cubic Corp.	47,000	$1,336
Kaman Corp.	62,800	1,777
		3,113
Computer Services, Software & Systems — 11.8%
Actuate Corp.*	149,000	611
BluePhoenix Solutions Ltd.*#	10,800	90
Concur Technologies, Inc.*#	90,000	2,794
EPIQ Systems, Inc.*	49,536	769
Furmanite Corp.*	88,200	750
JDA Software Group, Inc.*	72,000	1,314
Omnicell, Inc.*	75,000	1,508
Perficient, Inc.*	19,200	152
S1 Corp.*	71,115	506
Vocus, Inc.*	54,600	1,441
		9,935
Computers & Office Equipment — 1.6%
Netscout Systems, Inc.*	139,300	1,295

Electronic Components & Semiconductors — 10.1%
Axsys Technologies, Inc.*	22,900	1,142
C&D Technologies, Inc.*#	94,400	474
Methode Electronics, Inc.	62,400	729
Microtune, Inc.*	204,100	747
O2Micro International Ltd. ADR*	140,000	1,082
Pericom Semiconductor Corp.*	68,100	1,000
Powell Industries, Inc.*	22,500	886
Sigma Designs, Inc.*#	60,000	1,360
Standard Microsystems Corp.*	36,300	1,059
		8,479
Engineering & Construction — 2.0%
Michael Baker Corp.*	22,000	494
Stanley, Inc.*	40,900	1,205
		1,699
Healthcare Products — 2.7%
Abaxis, Inc.*	69,400	1,608
Cynosure, Inc., Class A*	32,300	688
		2,296
Healthcare Services — 4.9%
Icon Plc ADR*	37,400	2,427
Sun Healthcare Group, Inc.*	125,600	1,650
		4,077
Insurance — 4.2%
American Physicians Capital, Inc.	61,950	2,872
National Interstate Corp.	29,127	680
		3,552
Machinery & Heavy Equipment — 4.7%
Applied Industrial Technologies, Inc.	16,650	498
Kadant, Inc.*	52,600	1,545
Middleby Corp.*#	30,000	1,872
		3,915
Metal Fabricate/Hardware — 2.9%
Dynamic Materials Corp.	33,000	1,426
L.B. Foster Co., Class A*	24,100	1,038
		2,464
Oil & Gas — 10.7%
Arena Resources, Inc.*	39,000	1,510
Dawson Geophysical Co.*	29,100	1,964
Matrix Service Co.*	60,700	1,043
Petroquest Energy, Inc.*	103,200	1,789
T-3 Energy Services, Inc.*	46,200	1,966
Warren Resources, Inc.*	61,700	732
		9,004

	Number of	Value
	Shares	(000)†
Paper & Related Products — 0.9%
Buckeye Technologies, Inc.*	70,117	$783

Pharmaceuticals — 1.4%
Neogen Corp.*	30,700	771
Noven Pharmaceuticals, Inc.*	28,900	260
Vivus, Inc.*	29,100	175
		1,206
Retail — 1.8%
Movado Group, Inc.	60,200	1,173
Susser Holdings Corp.*	16,600	312
		1,485
Services - Commercial — 11.0%
ExlService Holdings, Inc.*#	41,000	941
Exponent, Inc.*	31,200	1,025
ICF International, Inc.*	71,700	1,438
Parexel International Corp.*	77,200	2,015
Steiner Leisure Ltd.*	50,000	1,650
Team, Inc.*	62,100	1,695
TNS, Inc.	21,000	433
		9,197
Telecommunications — 4.3%
Alaska Communications Systems Group, Inc.	99,500	1,218
EMS Technologies, Inc.*	34,500	936
GeoEye, Inc.*	26,300	684
Harmonic, Inc.*	99,000	752
		3,590
Transportation & Related Services — 3.0%
Navios Maritime Holdings, Inc.	140,000	1,299
TBS International Ltd., Class A*#	38,800	1,172
		2,471
Waste Management — 2.6%
Calgon Carbon Corp.*#	67,900	1,022
Darling International, Inc.*	88,700	1,149
		2,171
Wholesale Distributor — 4.7%
Chindex International, Inc.*	38,600	1,457
LKQ Corp.*	110,000	2,472
		3,929

TOTAL COMMON STOCKS (Cost $71,158)		74,661

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	459,776	460
BlackRock Liquidity Funds TempFund - Institutional Shares	459,776	460

TOTAL SHORT-TERM INVESTMENTS (Cost $920)		920

	Par
	(000)
SECURITIES LENDING COLLATERAL — 9.9%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$198	198
Barclays Time Deposit
2.990%, 04/01/08	198	198
CS First Boston Time Deposit
2.500%, 04/01/08	395	395

	Par	Value
	(000)	(000)†
Dexia Time Deposit
3.200%, 04/01/08	$198	$198
Fed Funds
2.000%, 04/01/08	593	593
Institutional Money Market Trust
3.262%, 04/01/08	6,280	6,280
National Bank of Canada Time Deposit
2.750%, 04/01/08	475	475

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,337)		8,337

TOTAL INVESTMENTS —- 100.0% (Cost $80,415) (a)		$83,918

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR-American Depository Receipt

PLC-Public Limited Company

(a) At March 31, 2008, the cost for Federal income tax purposes was $80,420,222.  Net unrealized appreciation was $3,497,467.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,125,291 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,627,824.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows

(See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$75,581
Level 2 - Other Significant Observable Inputs	8,337
Level 3 - Significant Unobservable Inputs	—
Total	$83,918

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 78.7%
Aerospace & Defense — 0.5%
AAR Corp.*#	31,044	$847

Automobiles & Related — 2.6%
Asbury Automotive Group, Inc.	43,505	599
Commercial Vehicle Group, Inc.*	75,708	750
Tenneco, Inc.*	53,659	1,499
Wabash National Corp.	180,786	1,625
		4,473
Banking — 10.6%
Bancorp, Inc.*	60,549	731
Bank of Hawaii Corp.	12,699	629
Bank of the Ozarks, Inc.#	32,739	782
Bridge Capital Holdings*	13,076	277
Cardinal Financial Corp.	48,715	432
Cascade Bancorp#	7,887	75
CoBiz Financial, Inc.	57,847	753
Columbia Banking System, Inc.	13,181	295
F.N.B. Corp.#	58,023	906
First Community Bancorp	9,881	265
First Financial Bankshares, Inc.#	37,983	1,557
Glacier Bancorp, Inc.#	90,610	1,737
Hancock Holding Co.#	24,843	1,044
Home Bancshares, Inc.	6,785	142
IBERIABANK Corp.	22,029	975
Millennium Bankshares Corp.	36,428	197
Nexity Financial Corp.*	18,877	127
Pinnacle Financial Partners, Inc.*	16,817	431
Preferred Bank	13,324	222
Prosperity Bancshares, Inc.	60,175	1,725
Seacoast Banking Corp. of Florida#	13,673	150
Signature Bank*	65,213	1,663
Southcoast Financial Corp.*	21,255	311
Sterling Bancorp	21,268	330
Sterling Bancshares, Inc.	32,919	327
Summit State Bank	14,292	114
Texas Capital Bancshares, Inc.*	30,369	513
Trico Bancshares	12,955	224
UMB Financial Corp.	13,943	574
United Community Banks, Inc.#	25,149	427
Virginia Commerce Bancorp*	2,048	24
West Coast Bancorp	5,580	81
Westamerica Bancorporation#	8,188	431
		18,471
Broadcast/Media — 0.3%
Factset Research Systems, Inc.	8,860	477

Building & Real Estate — 1.9%
Modtech Holdings, Inc. *	64,775	18
The Ryland Group, Inc.	43,031	1,415
Watsco, Inc.#	45,833	1,898
		3,331
Building Products & Supplies — 1.8%
Comfort Systems USA, Inc.	126,997	1,652
Universal Forest Products, Inc.	44,730	1,440
		3,092
Chemicals — 3.5%
H.B. Fuller Co.	97,484	1,990
KMG Chemicals, Inc.	47,042	726
Minerals Technologies, Inc.	31,763	1,995
PolyOne Corp.*	206,429	1,315
		6,026

	Number of	Value
	Shares	(000)†
Computer Services, Software & Systems — 4.5%
ACI Worldwide, Inc.*#	40,866	$814
Ariba, Inc.*	108,005	1,043
Avid Technology, Inc.*#	43,152	1,050
JDA Software Group, Inc.*	32,524	594
Lawson Software, Inc.*	129,108	972
MSC.Software Corp.*	24,456	318
Parametric Technology Corp.*	108,668	1,737
Progress Software Corp.*	18,347	549
Sybase, Inc.*	27,507	723
		7,800
Computers & Office Equipment — 2.0%
Brocade Communications Systems, Inc.*	33,230	243
Electronics for Imaging, Inc.*	94,699	1,413
IKON Office Solutions, Inc.	44,970	342
Intervoice, Inc.*	45,144	359
MTS Systems Corp.	26,880	867
Palm, Inc.#	67,001	335
		3,559
Consumer Products — 0.1%
Jarden Corp.*	4,628	101

Cosmetics & Toiletries — 0.6%
Elizabeth Arden, Inc.*	51,024	1,018

Electronic Components & Semiconductors — 2.6%
Belden, Inc.#	9,507	336
Cirrus Logic, Inc.*	148,194	996
Emulex Corp.*	54,812	890
FormFactor, Inc.*	20,312	388
Integrated Device Technology, Inc.*	80,735	721
ON Semiconductor Corp.*	113,114	642
Semtech Corp.*	42,576	610
		4,583
Entertainment & Leisure — 0.1%
Isle of Capri Casinos, Inc.*	18,678	134

Energy Resources & Services — 4.1%
Allete, Inc.	4,172	161
Cleco Corp.	59,290	1,315
El Paso Electric Co.*	117,213	2,505
MGE Energy, Inc.	8,238	281
Sierra Pacific Resources	21,439	271
The Empire District Electric Co.	44,244	896
UIL Holdings Corp.	2,285	69
Unisource Energy Corp.	12,320	274
Westar Energy, Inc.	58,478	1,332
		7,104
Finance — 4.0%
Apollo Investment Corp.#	24,504	388
Berkshire Hills Bancorp, Inc.	15,597	393
Brookline Bancorp, Inc.	73,139	840
Compass Diversified Holdings	41,552	546
Financial Federal Corp.	56,372	1,229
First Niagara Financial Group, Inc.	16,863	229
Flushing Financial Corp.	16,058	282
Gladstone Capital Corp.#	25,855	484
Highland Distressed Opportunities, Inc.	54,013	378
KBW, Inc.*#	5,517	122
Knight Capital Group, Inc., Class A*	36,425	592
NewAlliance Bancshares, Inc.#	50,048	614
PennantPark Investment Corp.	54,363	463

	Number of	Value
	Shares	(000)†
Finance — (continued)
Washington Federal, Inc.	15,247	$348
WSFS Financial Corp.	1,532	75
		6,983
Food & Beverages — 1.4%
Casey’s General Stores, Inc.	60,509	1,367
Nash Finch Co.#	9,277	315
Sensient Technologies Corp.	24,946	736
		2,418
Healthcare Products — 3.6%
American Medical Systems Holdings, Inc.*#	117,048	1,661
Cardiac Science Corp.*	113,279	946
Edwards Lifesciences Corp.*#	24,315	1,083
PerkinElmer, Inc.	30,100	730
PSS World Medical, Inc.*	73,700	1,228
Symmetry Medical, Inc.*	43,411	721
		6,369
Healthcare Services — 0.9%
Healthways, Inc.*	24,664	872
LHC Group, Inc.*	42,879	720
		1,592
Hotels & Gaming — 0.3%
Boyd Gaming Corp.	23,880	478

Insurance — 6.0%
American Equity Investment Life Holding Co.	155,257	1,441
Aspen Insurance Holdings Ltd.	41,981	1,107
Donegal Group, Inc., Class A	31,430	547
Max Capital Group Ltd.	72,544	1,900
Meadowbrook Insurance Group, Inc.	101,332	791
National Atlantic Holdings Corp., Class A*	32,302	192
Navigators Group, Inc.*	8,915	485
ProAssurance Corp.*	38,418	2,068
ProCentury Corp.	66,916	1,204
RLI Corp.	15,973	792
		10,527
Machinery & Heavy Equipment — 1.6%
Applied Industrial Technologies, Inc.	45,097	1,348
Franklin Electric Co., Inc.#	17,103	584
Tennant Co.	23,325	929
		2,861
Manufacturing — 0.9%
Actuant Corp., Class A	50,189	1,516

Metal Fabricate/Hardware — 1.4%
Commercial Metals Co.	28,187	845
Mueller Industries, Inc.	51,005	1,471
RBC Bearings, Inc.*	5,157	191
		2,507
Metals & Mining — 1.2%
Kaiser Aluminum Corp.	20,666	1,432
Olympic Steel, Inc.	15,134	683
		2,115
Oil & Gas — 8.1%
Atmos Energy Corp.	2,288	58
Concho Resources, Inc.*	62,334	1,598
NGAS Resources, Inc.*	21,649	122
Oil States International, Inc.*	52,992	2,375
Parallel Petroleum Corp.*	84,401	1,652
Petroleum Development Corp.*	35,008	2,425
Rex Energy Corp.*	106,626	1,774
South Jersey Industries, Inc.	20,700	727
Southwest Gas Corp.	33,006	923
W-H Energy Services, Inc.*	36,414	2,507
		14,161

	Number of	Value
	Shares	(000)†
Paper & Related Products — 0.1%
Caraustar Industries, Inc.*	147,439	$199

Pharmaceuticals — 0.4%
Medarex, Inc.*	79,323	702

Restaurants — 1.3%
California Pizza Kitchen, Inc.*	33,115	434
CEC Entertainment, Inc.*#	42,181	1,218
Einstein Noah Restaurant Group, Inc.*	32,605	279
The Cheesecake Factory*#	18,438	402
		2,333
Retail — 2.9%
Aeropostale, Inc.*	15,234	413
AnnTaylor Stores Corp.*	7,788	188
Big Lots, Inc.*	52,961	1,181
Cache, Inc.*	67,151	758
Fossil, Inc.*	25,682	784
Gymboree Corp.*	9,551	381
Pacific Sunwear of California, Inc.*	58,938	743
School Specialty, Inc.*	18,905	596
		5,044
Services - Commercial — 2.4%
Aaron Rents, Inc.	52,541	1,132
Bright Horizons Family Solutions, Inc.*	7,020	302
ChoicePoint, Inc.*	17,658	841
Convergys Corp.*	20,102	303
On Assignment, Inc.*	51,903	330
Resources Connection, Inc.	41,784	747
RSC Holdings, Inc.*	52,641	574
		4,229
Telecommunications — 3.1%
Anixter International, Inc.*#	8,958	574
Black Box Corp.	14,028	433
Plantronics, Inc.	54,454	1,051
Polycom, Inc.*	20,382	459
Premiere Global Services, Inc.*	30,232	434
RCN Corp.	80,773	903
Tekelec*	128,148	1,595
		5,449
Textiles & Apparel — 0.9%
G & K Services, Inc., Class A	29,041	1,034
K-Swiss, Inc., Class A	31,660	501
		1,535
Transportation & Related Services — 1.9%
Airtran Holdings, Inc.*	261,978	1,729
Forward Air Corp.	17,596	624
Heartland Express, Inc.	65,370	932
		3,285
Waste Management — 1.0%
EnergySolutions, Inc.	11,287	259
Waste Connections, Inc.*	47,993	1,475
		1,734
Wholesale Distributor — 0.1%
NuCo2, Inc.*	9,628	267

TOTAL COMMON STOCKS (Cost $150,207)		137,320

	Number of	Value
	Shares	(000)†
EXCHANGE TRADED FUNDS — 2.5%
iShares Russell 2000 Value Index Fund# (Cost $4,450)	68,000	$4,459

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Apartments — 0.8%
American Campus Communities, Inc.	52,677	1,441

Building & Real Estate — 0.8%
National Retail Properties, Inc.*#	59,907	1,321

Diversified Operations — 0.8%
Digital Realty Trust, Inc.#	35,721	1,268

Finance — 0.3%
MFA Mortgage Investments, Inc.	72,451	456

Healthcare — 1.1%
Cogdell Spencer, Inc.	33,442	526
Omega Healthcare Investors, Inc.	83,289	1,446
		1,972
Office Property — 2.1%
BioMed Realty Trust, Inc.	62,146	1,485
Parkway Properties, Inc.	59,220	2,189
		3,674
Storage — 0.5%
U-Store-It Trust	85,249	966

Strip Centers — 0.6%
Acadia Realty Trust	44,370	1,071

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,055)		12,169

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	966,162	966
RBB Sansom Street Fund Money Market Portfolio	966,162	966

TOTAL SHORT-TERM INVESTMENTS (Cost $1,932)		1,932

	Par
	(000)
SECURITIES LENDING COLLATERAL— 10.7%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$441	441
Barclays Time Deposit
2.990%, 04/01/08	441	441
CS First Boston Time Deposit
2.500%, 04/01/08	883	883
Dexia Time Deposit
3.200%, 04/01/08	441	441
Fed Funds
2.000%, 04/01/08	1,324	1,324
Institutional Money Market Trust
3.262%, 04/01/08	14,008	14,008
National Bank of Canada Time Deposit
2.750%, 04/01/08	1,059	1,059

Value
(000)†

TOTAL SECURITIES LENDING COLLATERAL (Cost $18,597)	$18,597

TOTAL INVESTMENTS —- 100.0% (Cost $187,241) (a)	$174,477

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2008, the cost for Federal income tax purposes was $188,169,975.  Net unrealized depreciation was $13,692,791.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,547,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $24,240,749.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$155,880
Level 2 - Other Significant Observable Inputs	18,597
Level 3 - Significant Unobservable Inputs	—
Total	$174,477

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of	Value
	Shares	(000)†
COMMON STOCK — 91.5%
Australia — 1.7%
BHP Billiton Ltd.	47,700	$1,561
WorleyParsons Ltd.	142,305	4,353
		5,914
Belgium — 3.3%
InBev NV	131,100	11,537

Brazil — 4.1%
Banco Itau Holding Financeira SA ADR	150,100	3,416
Petroleo Brasileiro SA ADR	95,342	9,735
Souza Cruz SA	55,400	1,430
		14,581
Canada — 4.7%
Canadian Natural Resources Ltd.	159,900	10,947
Suncor Energy, Inc.	60,600	5,857
		16,804
Denmark — 1.1%
Novo Nordisk A/S, Class B	59,200	4,048

Finland — 2.5%
Nokia OYJ	275,300	8,710

France — 6.0%
Air Liquide	31,800	4,848
L’Oreal SA	32,200	4,089
Schlumberger Ltd.	6,200	545
Schlumberger Ltd.	136,600	11,884
		21,366
Germany — 5.9%
Deutsche Boerse AG	93,500	15,061
RWE AG	46,600	5,728
		20,789

Hong Kong — 3.5%
Cheung Kong Holdings Ltd.	239,000	3,393
China Mobile Ltd.	97,200	1,446
China Mobile Ltd. ADR	24,100	1,808
CNOOC Ltd.	3,933,100	5,812
		12,459
India — 10.8%
ABB Ltd.	11,116	327
Bharat Heavy Electricals Ltd.	9,500	488
Bharti Airtel Ltd.*	374,254	7,708
HDFC Bank Ltd.	108,752	3,609
HDFC Bank Ltd. ADR#	85,753	8,424
Housing Development Finance Corp.	114,600	6,798
India Infoline Ltd.	30,256	580
Infrastructure Development Finance Co. Ltd.	1,019,500	3,837
ITC Ltd.	692,400	3,559
United Spirits Ltd.	83,970	3,143
		38,473
Italy — 1.0%
Maire Tecnimont SpA	711,000	3,592

Japan — 5.7%
Japan Tobacco, Inc.	916	4,586
Millea Holdings, Inc.	206,500	7,624
Secom Co. Ltd.	161,400	7,837
		20,047
Mexico — 1.0%
America Movil SAB de CV, Series L ADR	58,185	3,706

	Number of	Value
	Shares	(000)†
Netherlands — 4.3%
Core Laboratories NV*	81,100	$9,675
Unilever NV	168,500	5,658
		15,333
Norway — 2.3%
Orkla ASA	652,000	8,258

Singapore — 2.8%
Jardine Matheson Holdings Ltd.	190,500	6,016
Keppel Corp. Ltd.	543,000	3,905
		9,921
Spain — 2.5%
Enagas	293,200	8,763

Switzerland — 10.8%
Kuehne & Nagel International AG	60,975	6,100
Lindt & Spruengli AG	813	2,702
Nestle SA	30,575	15,278
Novartis AG	70,400	3,608
Roche Holding AG	56,789	10,688
		38,376
United Kingdom — 17.5%
British American Tobacco Plc	570,008	21,392
Diageo Plc	236,191	4,763
Imperial Tobacco Group Plc	190,950	8,784
Reckitt Benckiser Group Plc	144,907	8,027
SABMiller Plc	343,700	7,531
Tesco Plc	1,567,678	11,792
		62,289

TOTAL COMMON STOCK (Cost $288,113)		324,966

SHORT-TERM INVESTMENTS — 6.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	10,562,637	10,563
BlackRock Liquidity Funds TempFund - Institutional Shares	10,562,638	10,563

TOTAL SHORT-TERM INVESTMENTS (Cost $21,126)		21,126

	Par
	(000)
SECURITIES LENDING COLLATERAL — 2.5%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$212	212
Barclays Time Deposit
2.990%, 04/01/08	211	211
CS First Boston Time Deposit
2.500%, 04/01/08	423	423
Dexia Time Deposit
3.200%, 04/01/08	211	211
Fed Funds
2.000%, 04/01/08	635	635
Institutional Money Market Trust
3.262%, 04/01/08	6,718	6,718
National Bank of Canada Time Deposit
2.750%, 04/01/08	508	508

Value
(000)†
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,918)	$8,918

TOTAL INVESTMENTS — 100.0% (Cost $318,157) (a)	$355,010

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

Plc - Public Limited Company

(a) At March 31, 2008, the cost for Federal income tax purposes was $319,034,661.  Net unrealized appreciation was $35,975,025.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $49,764,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,789,833.

	% of Market	Value
	Value	(000)†
COMMON STOCKS
INDUSTRY DIVERSIFICATION
Agricultural Products	12.2%	$39,751
Banking	4.8%	15,449
Building & Real Estate	1.0%	3,393
Chemicals	1.5%	4,848
Consumer Products	2.5%	8,027
Cosmetics & Toiletries	1.3%	4,089
Diversified Operations	3.1%	9,921
Electronic Components & Semiconductors	0.2%	815
Energy Resources & Services	1.8%	5,728
Engineering & Construction	1.3%	4,353
Finance	8.1%	26,276
Food & Beverages	18.1%	58,870
Insurance	2.3%	7,624
Metals & Mining	0.5%	1,561
Oil & Gas	20.6%	66,810
Pharmaceuticals	5.6%	18,344
Retail	3.6%	11,792
Services - Commercial	2.4%	7,837
Telecommunications	7.2%	23,378
Transportation & Related Services	1.9%	6,100
	100.0%	324,966

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

	Investments in	Other Financial
	Securities	Instruments (Unrealized)
Valuation Inputs	(Market Value)	Appreciation/Depreciation)*
Level 1 - Quoted Prices	$346,092	$—
Level 2 - Other Significant Observable Inputs	8,918	(3,335)
Level 3 - Significant Unobservable Inputs	—	—
Total	$355,010	$(3,335)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (Unaudited)

REIT FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 2.0%
Office Property — 2.0%
Brookfield Properties Corp. (Cost $1,308)	68,700	$1,327

REAL ESTATE INVESTMENT TRUSTS — 74.3%
Apartments — 11.7%
American Campus Communities, Inc.	19,100	523
AvalonBay Communities, Inc.#	24,900	2,403
Camden Property Trust	11,200	562
Equity Residential	54,600	2,265
Essex Property Trust, Inc.#	17,000	1,938
		7,691
Diversified Operations — 4.4%
Vornado Realty Trust	33,600	2,897

Factory Outlets — 0.4%
Tanger Factory Outlet Centers, Inc.	6,600	254

Healthcare — 7.1%
HCP, Inc.#	17,000	575
Health Care REIT, Inc.#	25,300	1,142
Nationwide Health Properties, Inc.#	36,300	1,225
Ventas, Inc.	37,600	1,689
		4,631
Hotels & Resorts — 4.3%
DiamondRock Hospitality Co.	45,200	573
Host Hotels & Resorts, Inc.	119,969	1,910
LaSalle Hotel Properties	12,500	359
		2,842
Industrial — 7.5%
AMB Property Corp.	36,400	1,981
Prologis	49,400	2,908
		4,889
Mixed Industrial/Office — 3.3%
Digital Realty Trust, Inc.#	27,500	976
Kilroy Realty Corp.	24,400	1,198
		2,174
Office Property — 9.6%
BioMed Realty Trust, Inc.	44,300	1,058
Boston Properties, Inc.#	25,700	2,366
Highwoods Properties, Inc.#	33,200	1,031
SL Green Realty Corp.#	22,600	1,841
		6,296
Regional Malls — 13.3%
General Growth Properties, Inc.#	46,700	1,783
Simon Property Group, Inc.	49,500	4,599
Taubman Centers, Inc.	25,300	1,318
The Macerich Co.	14,000	984
		8,684
Storage — 3.7%
Public Storage	27,515	2,438

Strip Centers — 9.0%
Acadia Realty Trust	24,500	592
Federal Realty Investment Trust#	23,000	1,793
Kimco Realty Corp.	32,100	1,257
Kite Realty Group Trust	33,000	462
Regency Centers Corp.	28,200	1,826
		5,930
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $52,882)		48,726

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	520,946	$521
BlackRock Liquidity Funds TempFund - Institutional Shares	520,947	521

TOTAL SHORT-TERM INVESTMENTS (Cost $1,042)		1,042

	Par
	(000)
SECURITIES LENDING COLLATERAL— 22.1%
Bank of Montreal Time Deposit
2.500%, 04/01/08	$333	333
Barclays Time Deposit
2.990%, 04/01/08	332	332
CS First Boston Time Deposit
2.500%, 04/01/08	665	665
Dexia Time Deposit
3.200%, 04/01/08	332	332
Fed Funds
2.000%, 04/01/08	998	998
Institutional Money Market Trust
3.262%, 04/01/08	11,074	11,074
National Bank of Canada Time Deposit
2.750%, 04/01/08	798	798

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,532)		14,532

TOTAL INVESTMENTS — 100.0% (Cost $69,764) (a)		$65,627

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At March 31, 2008, the cost for Federal income tax purposes was $70,237,028.  Net unrealized depreciation was $4,610,343.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,106,453 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,716,796.

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Investments in
Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$51,095
Level 2 - Other Significant Observable Inputs	14,532
Level 3 - Significant Unobservable Inputs	—
Total	$65,627

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008.   The three levels of the fair value hierarchy under FAS 157 are described below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of March 31, 2008 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman,
Peter M. Sherman, President
(principal executive officer)

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 30, 2008

By (Signature and Title)*	/s/ Jill Bukata
Jill Bukata, Controller
(principal financial officer)

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.